As filed with the Securities and Exchange Commission on July 24, 2012

Registration No. 333-182262

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1	[ X]

Post-Effective Amendment No. __	[ ]
(Check appropriate box or boxes)

ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (414) 765-6609

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Domenick Pugliese, Esq.
Paul Hastings LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

Approximate Date of Proposed Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on July 24, 2012, or as soon thereafter as practicable, pursuant to a request for acceleration.

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Title of Securities Being Registered:	Shares of common stock, $0.01 par value per share, of the SiM Dynamic Allocation Equity Income Fund

SiM Funds

SiM Dynamic Allocation Balanced Income Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 540-6807

July 24, 2012

Dear Shareholder,

We are sending this information to you because you are a shareholder of the SiM Dynamic Allocation Balanced Income Fund (the “Balanced Income Fund”), a series of Advisors Series Trust (the “Trust”).  After careful consideration, Strategic Income Management, LLC (“SiM”), the Balanced Income Fund’s investment adviser, recommended and the Trust Board approved the reorganization of the Balanced Income Fund into the SiM Dynamic Allocation Equity Income Fund (the “Equity Income Fund”), an existing series of the Trust (the “Reorganization”).  SiM also serves as the investment adviser to the Equity Income Fund.

As further explained in the enclosed information statement/prospectus, upon satisfaction of the conditions set forth in the Agreement and Plan of Reorganization, your current shares in the Balanced Income Fund will be exchanged for shares of the Equity Income Fund at the closing of the Reorganization.  This exchange is expected to be a tax free exchange for shareholders. You may, however, purchase and redeem shares of the Balanced Income Fund in the ordinary course until the last business day before the closing.  Purchase and redemption requests received after that time will be treated as purchase and redemption requests for shares of the Equity Income Fund received in connection with the Reorganization.

More information on the Equity Income Fund, reasons for the proposed Reorganization and benefits to Balanced Income Fund shareholders is contained in the enclosed information statement/prospectus.  You should review the information statement/prospectus carefully and retain it for future reference.  Shareholder approval is not required to effect the Reorganization which is expected to close on or about August 24, 2012.

Sincerely,

Randall L. Yoakum / Chief Executive Officer, Portfolio Manager
Strategic Income Management, LLC

INFORMATION STATEMENT/PROSPECTUS

July 24, 2012

REORGANIZATION OF

SiM DYNAMIC ALLOCATION BALANCED INCOME FUND
A series of Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 540-6807

IN EXCHANGE FOR SHARES OF

SiM DYNAMIC ALLOCATION EQUITY INCOME FUND
A series of Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(855) 746-3863

WE ARE NOT ASKING YOU FOR A PROXY AND
YOU ARE REQUESTED NOT TO SEND US A PROXY

This information statement/prospectus is being furnished to shareholders of the SiM Dynamic Allocation Balanced Income Fund (the “Balanced Income Fund”), a series of Advisors Series Trust (“AST”), in connection with an Agreement and Plan of Reorganization (the “Reorganization Agreement”) by and between Advisors Series Trust (“AST”), on behalf of the SiM Dynamic Allocation Equity Income Fund (the “Equity Income Fund”), a series of AST, and AST, on behalf of the Balanced Income Fund.  The Reorganization Agreement provides for the reorganization of the Balanced Income Fund into the Equity Income Fund (the “Reorganization”).  AST is an open-end investment management company organized as a Delaware statutory trust.  Strategic Income Management, LLC (“SiM”) is the investment adviser to both the Balanced Income Fund and the Equity Income Fund.  SiM will continue to be responsible for providing investment advisory or portfolio management services to the Equity Income Fund following the Reorganization.

If you need additional copies of this information statement/prospectus, please contact the Balanced Income Fund at 1-855-746-3863 or in writing at SiM Dynamic Allocation Balanced Income Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.  Additional copies of this information statement/prospectus will be delivered to you promptly upon request.  For a free copy of the Balanced Income Fund’s annual report for the fiscal year ended April 30, 2012 or its most recent semi-annual report, please contact the Balanced Income Fund at 1-855-746-3863 or in writing at SiM Dynamic Allocation Balanced Income Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

How the Reorganization Will Work

•	The Balanced Income Fund will transfer all of its assets and liabilities to the Equity Income Fund.

•
The Equity Income Fund will issue that number of shares of its common stock to the Balanced Income Fund in an amount that will equal, in aggregate net asset value, the aggregate net asset value of the shares of the Balanced Income Fund on the last business day preceding the closing of the Reorganization.

•
The Equity Income Fund will open accounts for the Balanced Income Fund shareholders, crediting the shareholders, in exchange for their shares of the Balanced Income Fund, with that number of full and fractional shares of the Equity Income Fund that are equivalent in aggregate net asset value to the aggregate net asset value of the shareholders’ shares in the Balanced Income Fund at the time of the Reorganization.

•	AST will then dissolve the Balanced Income Fund.

i

SiM and the AST Board (the “Board”) carefully considered the proposed Reorganization, as well as potential alternatives for the Balanced Income Fund, including the liquidation of the Balanced Income Fund and the continued viability of the Balanced Income Fund as a stand alone entity.  After careful consideration, the Board approved the Reorganization.  A copy of the form of the Reorganization Agreement is attached to this information statement/prospectus as Appendix A.  The Reorganization Agreement is not required to be approved by the shareholders of the Balanced Income Fund.  Accordingly, shareholders of the Balanced Income Fund are not being asked to vote on or approve the Reorganization Agreement.

This information statement/prospectus sets forth the basic information regarding the Reorganization.  You should read it and keep it for future reference.

For simplicity, actions are described in this information statement/prospectus as being taken by either the Balanced Income Fund or the Equity Income Fund (which are collectively referred to as the “Funds” and are each referred to as a “Fund”), although all actions are actually taken by AST on behalf of the Funds.

The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated by reference in this information statement/prospectus:

•
The Prospectus and Statement of Additional Information for both the Balanced Income Fund and the Equity Income Fund, dated June 21, 2011, are incorporated by reference to Post-Effective Amendment No. 369 to AST’s Registration Statement on Form N-1A (File No. 811-07959), filed with the SEC on June 14, 2011.

•
The audited financial statements of the Balanced Income Fund and the Equity Income Fund dated April 30, 2012 are incorporated by reference to the Annual Report of the Funds for the fiscal year ended April 30, 2012, filed on Form N-CSR (File No. 811-07959) with the SEC on July 9, 2012.

•	The Statement of Additional Information relating to this information statement/prospectus dated July 24, 2012.

This information statement/prospectus will be mailed on or about July 24, 2012 to shareholders of record of the Balanced Income Fund as of June 29, 2012 (the “Record Date”).

Copies of these materials and other information about AST, the Balanced Income Fund and the Equity Income Fund are available upon request and without charge by writing to the addresses below or by calling the telephone numbers listed as follows:

SiM Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(855) 746-3863 (toll free)

Shareholder approval is not required to effect the Reorganization.  No action on your part is required to effect the Reorganization.

The SEC has not approved or disapproved the Equity Income Fund shares to be issued in the Reorganization nor has it passed on the accuracy or adequacy of this information statement/prospectus.  Any representation to the contrary is a criminal offense.

No person has been authorized to give any information or to make any representations other than those contained in this information statement/prospectus and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds.

_____________________________________

ii

Table of Contents

Page
SUMMARY	1
INFORMATION ABOUT THE REORGANIZATION	10
ADDITIONAL INFORMATION ABOUT THE FUNDS	15
AVAILABLE INFORMATION	20
LEGAL MATTERS	20
EXPERTS	20
OTHER MATTERS	20

Appendix A – Form of Agreement and Plan of Reorganization	Appendix A-1

Appendix B – Investment Policies and Restrictions	Appendix B-1

Appendix C – Shareholder Information for the Equity Income Fund	Appendix C-1

Appendix D – Financial Highlights	Appendix D-1

SUMMARY

The following is a summary of more complete information appearing later in this information statement/prospectus or incorporated herein.  You should read carefully the entire information statement/prospectus, including the Reorganization Agreement, the form of which is attached as Appendix A, because it contains details that are not in the summary.

As used herein, the term “Reorganization” refers collectively to: (1) the transfer of all of the assets and liabilities of the Balanced Income Fund to the Equity Income Fund; (2) the issuance of shares of common stock by the Equity Income Fund to the Balanced Income Fund in an amount that will equal, in aggregate net asset value, the aggregate net asset value of the shares of the Balanced Income Fund on the last business day preceding the closing of the Reorganization; (3) the opening of accounts by the Equity Income Fund for the Balanced Income Fund shareholders, the crediting of Balanced Income Fund shareholders, in exchange for their shares of the Balanced Income Fund, with that number of full and fractional shares of the Equity Income Fund that are equivalent in aggregate net asset value to the aggregate net asset value of  the shareholders’ shares in the Balanced Income Fund at the time of the Reorganization; and (4) the ultimate redemption by AST of the shares of the Balanced Income Fund prior to its dissolution.

The Reorganization is expected to be a tax-free reorganization for federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).  For information on the tax consequences of the Reorganization, see the sections entitled “Summary – Federal Income Tax Consequences of the Reorganization” and “Information About the Reorganization – Federal Income Tax Consequences” in this information statement/prospectus.

Comparison of the Balanced Income Fund to the Equity Income Fund

	Balanced Income Fund	Equity Income Fund
Form of Organization	A diversified series of AST, an open-end investment management company organized as a Delaware statutory trust.	Same.
Net Assets as of June 29, 2012	$9,823,518.30	$24,032,846.43
Investment Adviser and Portfolio Managers
Investment Adviser:
Strategic Income Management, LLC

Portfolio Managers:
Mr. Randall Yoakum II, Chief Executive Officer of the Adviser, is the Lead Portfolio Manager. The investment team also includes Ms. Nicolé Verbrugghe, Director of Research-Asset Allocation, Mr. Gary J. Pokrzywinski, CIO and lead portfolio manager of the Adviser’s high yield team, and Mr. Brian L. Placzek, Director of Research-High Yield.
		Same.

Balanced Income Fund	Equity Income Fund
Annual Operating Expenses as a Percentage of Average Net Assets for the Fiscal Year
The Fund’s Class A Shares have an expense cap of 1.35%; however the total operating expense ratio for the fiscal year ended April 30, 2012 was 4.84%, not including acquired fund fees and expenses (“AFFE”).  When including 0.25% of AFFE, the total operating expense ratio for the fiscal year ended April 30, 2012 was 5.09%.

The Fund’s Class C Shares have an expense cap of 2.10%; however the total operating expense ratio for the fiscal year ended April 30, 2012 was 4.49%, not including AFFE.  When including 0.25% of AFFE, the total operating expense ratio for the fiscal year ended April 30, 2012 was 4.74%.

The Fund’s Class A Shares have an expense cap of 1.35%; however the total operating expense ratio for the fiscal year ended April 30, 2012 was 2.58%, not including acquired fund fees and expenses (“AFFE”).  When including 0.24% of AFFE, the total operating expense ratio for the fiscal year ended April 30, 2012 was 2.82%.

The Fund’s Class C Shares have an expense cap of 2.10%; however the total operating expense ratio for the fiscal year ended April 30, 2012 was 2.72%, not including AFFE.  When including 0.24% of AFFE, the total operating expense ratio for the fiscal year ended April 30, 2012 was 2.96%.

Investment Objective	The Fund seeks to provide total return through both capital appreciation and growth of income.	The Fund seeks to provide total return, consisting primarily of long-term capital appreciation with growth of income.
Primary Investments
The Fund is considered a “fund-of-funds” that seeks to achieve its investment objective by primarily investing in ETFs and other exchange-traded products such as ETNs, exchange-traded trusts and closed-end funds (collectively, with ETFs and ETNs, “Underlying ETPs”), that offer diversified exposure to various different types of investments, regions and sectors.  The Underlying ETPs can invest in many different types of investments, such as equities (including common stocks and convertible securities), debt securities of all maturities and ratings (including corporate and government debt securities as well as mortgage-backed securities, preferred stocks, and high yield securities (“junk bonds”)), commodities and REITs.  The Underlying ETPs may also have exposure to different global regions, foreign countries (including emerging markets), and investment styles (all market capitalizations, as well as both value and growth securities).

In addition to investing in Underlying ETPs, the Fund may also invest a portion of its portfolio directly in REITs and Individual Fixed Income Securities of any maturity, some of which could include investment grade and below investment grade (such as BBB or lower by Standard & Poor’s Ratings Services or Fitch Ratings and/or Baa or lower by Moody’s Investors Service, Inc.) securities (known as “high yield securities” or “junk bonds”).  Individual Fixed Income Securities in which the Fund may invest include: corporate bonds, preferred stock, bank and senior loans, emerging market debt and Rule 144A securities.
Same.

Balanced Income Fund	Equity Income Fund
Investment Strategies and Process	● ● ●
The Balanced Fund seeks to offer the potential for total return from a balanced level of income and capital growth, with exposure to a medium level of principal risk.  The Balanced Fund, either directly or through its investments in the Underlying ETPs, generally invests at least 50% of its net assets in equity securities and at least 25% of its net assets in fixed income securities.  No more than half of the fixed income securities will be invested in high yield securities, whether through the Underlying ETPs or in Individual Fixed Income Securities.

The Balanced Fund allocates its investments in the Fund Assets in accordance with the Adviser’s outlook for the economy, the financial markets and the relative market valuations of the Fund Assets.  The Adviser’s outlook is based on the Adviser’s research regarding market forces affecting the economy, capital markets, and potential investment sectors, and the Adviser’s analysis of historical and projected risk, return, and correlation between the asset classes considered for each Fund.  The Adviser then examines a number of possible Fund portfolio compositions of available ETF and individual fixed income security holdings.  For potential ETF investments, the Adviser analyzes every individual underlying security within each potential ETF investment.  In assessing the underlying ETF holdings, the Adviser analyzes equity styles, sectors, industries, countries, and capitalizations, as well as bond ratings, maturities, and interest rates.  The Balanced Fund will sell Fund Assets or reduce investment exposure among market segments, if appropriate, when the Adviser’s research methodology as described above indicates a low relative strength of a particular asset class, equity/fixed income style, size, sector, industry, or country market segment, and that such market segment(s) is likely to underperform the market as a whole.

Under normal market conditions, the Balanced Fund’s portfolio will generally:

invest up to 50% of its net assets in Fund Assets that are, or that primarily hold, fixed income securities as well as cash equivalents;

not invest more than 75% of its net assets in Fund Assets that are, or that primarily hold, equity securities; and

invest up to 20% of its net assets in any single Fund Asset.

● ● ●
The Equity Income Fund seeks to offer the potential for total return from a medium to high level of capital growth and a medium level of income, with exposure to a medium to high level of principal risk. The Equity Income Fund, either directly or through its investments in the Underlying ETPs, generally invests at least 80% of its net assets in equity securities and at least 10% of its net assets in fixed income securities.  Investments in Underlying ETPs that invest predominantly in equity securities are considered equity securities for the 80% test.  No more than half of the fixed income securities will be invested in high yield securities, whether through the Underlying ETPs or in Individual Fixed Income Securities.

The Equity Income Fund allocates its investments in the Fund Assets in accordance with the Adviser’s outlook for the economy, the financial markets and the relative market valuations of the Fund Assets. The Adviser’s outlook is based on the Adviser’s research regarding market forces affecting the economy, capital markets, and potential investment sectors, and the Adviser’s analysis of historical and projected risk, return, and correlation between the asset classes considered for each Fund.  The Adviser then examines a number of possible Fund portfolio compositions of available ETF and individual fixed income security holdings.  For potential ETF investments, the Adviser analyzes every individual underlying security within each potential ETF investment.  In assessing the underlying ETF holdings, the Adviser analyzes equity styles, sectors, industries, countries, and capitalizations, as well as bond ratings, maturities, and interest rates.  The Equity Income Fund will sell Fund Assets or reduce investment exposure among market segments, if appropriate, when the Adviser’s research methodology as described above indicates a low relative strength of a particular asset class, equity/fixed income style, size, sector, industry, or country market segment, and that such market segment(s) is likely to underperform the market as a whole.

Under normal market conditions, the Equity Income Fund’s portfolio will generally:

invest up to 90% of its net assets in Fund Assets that are, or that primarily hold, equity securities as well as cash equivalents;

not invest more than 20% of its net assets in Fund Assets that are, or that primarily hold, fixed income securities; and

invest up to 20% of its net assets in any single Fund Asset.

Balanced Income Fund	Equity Income Fund

The Balanced Fund’s portfolio may temporarily exceed these percentage ranges for short periods without notice, and the Adviser, due to certain market conditions, may alter the percentage ranges when it deems appropriate.

The primary difference between the Funds’ principal investment strategies is that the Equity Income Fund principally invests in equity securities, while the Balanced Income Fund principally invests in fixed-income securities.

The Equity Income Fund’s portfolio may temporarily exceed these percentage ranges for short periods without notice, and the Adviser, due to certain market conditions, may alter the percentage ranges when it deems appropriate.

The primary difference between the Funds’ principal investment strategies is that the Equity Income Fund principally invests in equity securities, while the Balanced Income Fund principally invests in fixed-income securities.

Temporary Strategies	Under normal circumstances, the Fund will stay invested according to their principal investment strategies noted above. However, the Fund may invest up to 100% of its net assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. This may result in a Fund not achieving its investment objective and the Fund’s performance may be negatively affected as a result.

To the extent that the Fund uses a money market fund or an exchange-traded fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s or exchange-traded fund’s management fees and operational expenses.
Same.
Fundamental and Non-Fundamental Investment Policies and Restrictions	For a more complete description of the Fund’s fundamental and non-fundamental investment policies and restrictions, see Appendix B.

In general, the Fund has adopted fundamental policies that, subject to certain exceptions, limit or restrict the Fund with respect to the following activities: (1) with respect to 75% of its assets, purchasing more than a certain amount in any one issuer, (2) borrowing money, (3) issuing senior securities, (4) acting as an underwriter of securities issued by others, (5) concentrating its investments in any particular industry or group of industries, (6) investing directly in real estate or interests in real estate, (7) purchasing or selling physical commodities, and (8) lending any security or making any other loan.

The Fund has adopted non-fundamental policies that, subject to certain exceptions, limit or restrict the Fund with respect to the following activities: (1) investing in companies for the purpose of exercising control of management, (2) purchase securities on margin or make short sales, and (3) hold more than 15% of its net assets in illiquid securities.

The Fund is a diversified series of AST.

Same.

Balanced Income Fund	Equity Income Fund
Management and Other Fees	Management Fee. The Fund pays a management fee to SiM at an annual rate of 0.75% of the Fund’s average daily net assets.

Administration Fees.  The Fund pays a separate fee for administration, fund accounting and transfer agency services to U.S. Bancorp Fund Services, LLC (“USBFS”).  Additionally, the Fund pays separate fees for custodial services to U.S. Bank National Association (“US Bank”).

			Same.
Sales Charges	Class A Class A shares of the Fund are retail shares that require that you pay a sales charge when you invest in the Fund unless you qualify for a reduction or waiver of the sales charge. Sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint thresholds,” as follows:		Same.
	Investment Amount	Sales Charge as a % of Offering Price (2)
	Less than $50,000	5.50%
	$50,000 to $99,999	4.75%
	$100,000 to $249,999	3.75%
	$250,000 to $499,999	3.00%
	$500,000 to $1,000,000	2.00%
	$1,000,000 or more (2)	0.00%
	(1) Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.
	(2) Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge (“CDSC”), if they are redeemed within twelve months from the date of purchase.
	Class C. You can buy Class C shares at the offering price, which is the NAV without an up-front sales charge. If you sell (redeem) your Class C shares within twelve months of purchase, you will have to pay a CDSC of 1.00% which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.		Same.
Distribution and Rule 12b-1 Fees	Quasar Distributors, LLC provides distribution services to the Fund. The Fund has adopted a Rule 12b-1 Plan under which the Class A and Class C shares of the Fund pay the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of 0.25% of the average daily net assets of a Fund’s Class A shares and 1.00% of the average daily net assets of a Fund’s Class C shares.		Same.

Balanced Income Fund	Equity Income Fund
Expense Limitations
SiM has contractually agreed to reduce all or a portion of its advisory fee and reimburse Fund expenses to ensure that the Fund’s total annual fund operating expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.35% for the Class A Shares and 2.10% for the Class C Shares, as a percentage of the Fund’s average net assets (the “Expense Caps”).  The Expense Caps will remain in effect through at least August 28, 2013, and may be terminated only by the Board.
Same. SiM has agreed to retain the expense cap for the Equity Income Fund following the Reorganization until at least August 28, 2013.
Buying Shares	You may buy shares directly from the Fund through its transfer agent or through third-party financial intermediaries.	Same.
Exchange Privilege	You may exchange your Fund shares of the same class for shares of other SiM Funds.	Same.
Selling Shares
Shares of the Fund will be sold at the net asset value per share calculated after the Fund receives your request in good order.

If the account is registered in your name, you may sell your shares by contacting the Fund by mail or telephone as described in detail in the Fund’s Prospectus.  Redemptions may also be made through third-party financial intermediaries, such as fund supermarkets or broker-dealers, who may charge a commission or other transaction fee.
Same.

Comparison of Principal Risks of Investing in the Funds

A discussion regarding certain principal risks of investing in the Funds is set forth below.  Both Funds are subject to substantially identical principal risks.  This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the Funds’ Prospectuses and the Statements of Additional Information.  As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  The following are the principal risks that could affect the value of your investment:

Asset Allocation Risk. The selection of the Fund Assets, and the allocation of the Fund Assets among the various market segments, may cause the Funds to underperform other funds with a similar investment objective that do not employ an asset allocation strategy. Because the risks and returns of different asset classes can vary widely over any given time period, a Fund’s performance could suffer if a particular asset class does not perform as expected.

Closed-End Fund Risk. Secondary market trading prices of shares of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the NAV of a closed-end fund’s portfolio holdings. There can be no guarantee that shares of a closed-end fund held by the Funds will not trade at a persistent and ongoing discount. Nor can there be any guarantee that an active market in shares of closed-end funds held by the Funds will exist. The Funds may not be able to sell closed-end fund shares at a price equal to the NAV of the closed-end fund.

Exchange-Traded Investments Risk. The Funds may invest in ETFs and ETNs. While the risks of owning shares of an ETF or ETN generally reflect the risks of owning the underlying investments of the ETF or ETN, lack of liquidity in an ETF or ETN can result in its value being more volatile than the underlying portfolio investments.  While ETFs and ETNs have historically traded at or near the value of their underlying assets, there is no guarantee that they will continue to do so and such shares can trade at prices higher or lower than the value of their underlying assets.

Market Risk. The value of securities the Funds hold or the overall stock market may decline over short or extended periods, which may cause the value of your investment in the Funds to decrease.

Individual Fixed Income Securities Risk.  The following risks associated with the Funds’ investment in fixed income securities are also applicable to the Underlying ETPs:

•
Credit Risk. The risk that a decline in the credit quality of an investment could cause a Fund’s share price to fall.  The Funds could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

•
Fixed Income Risk. The risk that the securities may be paid off earlier or later than expected. Either situation could cause the Funds to hold securities paying lower-than-market rates of interest, which could affect a Fund’s yield or share price, sometimes negatively.

•
High Yield Risk. The Funds may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments.

•
Interest Rate Risk.  The risk that an increase in interest rates typically causes a decline in the value of fixed income and other debt securities.  Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities.

Real Estate Investment Trusts Risk. Investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  This risk is also applicable to the Underlying ETPs.

Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for public securities. Rule 144A securities carry the risk that the trading market may not continue.

Underlying Fund Investment Risk. Through its investments in the Underlying ETPs, the Funds will be subject to the risks associated with the Underlying ETPs’ investments, including the possibility that the value of the securities or other assets held by an Underlying ETP could decrease. These risks include any combination of the risks described below, although a Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation and Underlying ETP’s asset allocation.  Additionally, the Funds will bear additional expenses based on its pro rata share of the Underlying ETP’s operating expenses, including the potential duplication of management fees.

•
Commodities Risk. The commodities industries can be significantly affected by the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

•
Concentration Risk. An Underlying ETP may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is over weighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not over weighted in an industry, group of industries, or sector.

•
Emerging Markets Risk. There is an increased risk of price volatility associated with an Underlying ETP’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

•
Equity Risk. The prices of equity securities in which an Underlying ETP invests rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

•
Foreign Currency Risk. Currency movements may negatively impact the value of an Underlying ETP’s investments in securities of foreign issuers even when there is no change in the value of the security in the issuer’s home country. Under normal circumstances, the Underlying ETPs do not intend to hedge against the risk of currency exchange rate fluctuations, but some Underlying ETPs may reserve the right to do so if there is extreme volatility in currency exchange rates.

•
Foreign Securities Risk. An Underlying ETP’s investments in securities of foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

•
“Growth” Investing Risk. An Underlying ETP may pursue a “growth style” of investing.  Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

•
Income Risk. An Underlying ETP may derive dividend and interest income from certain of its investments. This income can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of an Underlying ETP’s income producing investments may decline which then may adversely affect a Fund’s value.

•
Interest Rate Risk. An Underlying ETP’s investments in fixed income securities are subject to the risk that interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, an Underlying ETP’s yield will change over time. During periods when interest rates are low, an Underlying ETP’s yield (and total return) also may be low. To the extent that the investment adviser (or sub-adviser) of an Underlying ETP anticipates interest rate trends imprecisely, the Underlying ETP could miss yield opportunities or its share price could fall.

•
Large-Cap Risk. An Underlying ETP may invest in large-cap companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

•
Mid-Cap Risk. An Underlying ETP may invest in mid-cap companies. Mid-sized companies may be more volatile and more likely than large-capitalization companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

•
Small-Cap Risk. An Underlying ETP may invest in small-cap companies. Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends. During a period when the performance of small-cap stocks lags other types of investments — large-cap stocks, for instance — the Underlying ETP’s performance could be reduced.

•
“Value” Investing Risk.  An Underlying ETP may pursue a “value style” of investing.  “Value style” investing as a strategy may be out of favor in the market for an extended period. Value stocks can perform differently from the market as a whole and from other types of stocks.

Other Consequences of the Reorganization

Management Fee and Structure.  SiM serves as the investment adviser to both the Balanced Income Fund and the Equity Income Fund.  After the Reorganization, SiM will continue to serve as the investment adviser to the Equity Income Fund.  The Balanced Income Fund and the Equity Income Fund each pay a management fee equal to the following annual percentage of average daily net assets:

Balanced Income Fund Management Fee – Paid to SiM	Equity Income Fund Management Fee – Paid to SiM
0.75%	0.75%

Under the investment advisory agreement between SiM and AST, on behalf of the Equity Income Fund, the annual management fee rate payable by the Equity Income Fund is the same as the rate currently payable to SiM by the Balanced Income Fund.  The investment advisory agreements are further described under “Additional Information About the Funds – Investment Advisory Agreement,” below.

Expense Limitation.  SiM and AST have entered into an operating expense limitation agreement under which SiM has agreed to waive its management fees and pay expenses of the Equity Income Fund to ensure that the Equity Income Fund’s total annual operating expenses of the Equity Income Fund’s shares (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.35% for the Class A Shares and 2.10% for the Class C Shares, as a percentage of the Fund’s average net assets, through at least August 28, 2013, which is the same expense limitations for the Balanced Income Fund.  The term of each Fund’s operating expenses limitation agreement is indefinite, and it can only be terminated by the Board.

Past Performance

The Funds have not been in operation for a full calendar year, therefore performance information is not available.

The Funds’ Fees and Expenses

The following Summary of Fund Fees and Expenses shows the current fees and expenses for the Balanced Income Fund compared to the Equity Income Fund (based on the fiscal period ended April 30, 2012) and the pro forma fees and expenses of the Equity Income Fund for the same period assuming the Reorganization had occurred on June 21, 2011.

Summary of Fund Fees and Expenses

Shareholder Fees (fees paid directly from your investment)	Balanced Income Fund		Equity Income Fund		Equity Income Fund (Pro Forma)
	Class A Shares	Class C Shares	Class A Shares	Class C Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	5.50%	None	5.50%	None	5.50%	None
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	None	1.00%	None	1.00%	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Balanced Income Fund		Equity Income Fund		Equity Income Fund (Pro Forma)
	Class A Shares	Class C Shares	Class A Shares	Class C Shares	Class A Shares	Class C Shares
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.25%	1.00%	0.25%	1.00%
Other Expenses	3.84%	2.74%	1.58%	0.97%	1.18%	1.18%
Acquired Fund Fees and Expenses	0.25%	0.25%	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses(1)	5.09%	4.74%	2.82%	2.96%	2.42%	3.17%
Less: Expense Reimbursement(2)	-3.49%	-2.39%	-1.23%	-0.62%	-0.83%	-0.83%
Net Annual Fund Operating Expenses	1.60%	2.35%	1.59%	2.34%	1.59%	2.34%
(1)
The Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Reimbursement provided in the Financial Highlights section located in Appendix D  of this information statement/prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(2)
SiM has contractually agreed to waive a portion or all of its management fees and pay Fund expenses in order to limit the Net Annual Fund Operating Expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) to 1.35% and 2.10% of average daily net assets of the Fund’s Class A and Class C shares, respectively (the “Expense Caps”).  The Expense Caps will remain in effect through at least August 28, 2013, and may be terminated only by the Board.  SiM may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example of Effect on Fund Expenses

The Example is intended to help you compare the costs of investing in the Balanced Income Fund with the cost of investing in the Equity Income Fund, assuming the Reorganization has been completed.  The Example assumes that you invest $10,000 in the specified Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that each Fund’s total operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Balanced Income Fund
Class A Shares	$704	$1,698	$2,689	$5,161
Class C Shares	$338	$1,214	$2,195	$4,669
Equity Income Fund
Class A Shares	$703	$1,266	$1,854	$3,440
Class C Shares	$337	$857	$1,503	$3,236
Equity Income Fund (Pro Forma)
Class A Shares	$703	$1,188	$1,699	$3,095
Class C Shares	$337	$900	$1,587	$3,419

Portfolio Turnover

The Balanced Income Fund and the Equity Income Fund each pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal period ended April 30, 2012, the portfolio turnover rate for the Balanced Income Fund was 5.45% and the portfolio turnover rate for the Equity Income Fund was 18.30%.

Federal Income Tax Consequences of the Reorganization

As a non-waiverable condition to the Reorganization, each Fund will have received an opinion of counsel to the effect that the Reorganization should qualify as a tax-free reorganization for federal income tax purposes within the meaning of Section 368(a) of the Code.  Accordingly, neither the Funds nor their shareholders should recognize any gain or loss for federal income tax purposes as a result of the Reorganization.  In addition, the tax basis and the holding period of the Equity Income Fund shares received by each shareholder of the Balanced Income Fund in the Reorganization should be the same as the tax basis and holding period of the Balanced Income Fund shares given up by such shareholder in the Reorganization; provided that, with respect to the holding period for the Equity Income Fund shares received, the Balanced Income Fund’s shares given up must have been held as capital assets by the shareholder.  See “Information About the Reorganization – Federal Income Tax Consequences,” below.

* * * * * * * * * * * * *

The preceding is only a summary of certain information contained in this information statement/prospectus relating to the Reorganization.  This summary is qualified by reference to the more complete information contained elsewhere in this information statement/prospectus, the Prospectuses and Statements of Additional Information of the Balanced Income Fund and the Equity Income Fund, and the Reorganization Agreement.  Shareholders should read this entire information statement/prospectus carefully.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization.  SiM informed the Board of AST that it has determined that, after careful consideration, a Reorganization of the Balanced Fund into the Equity Income Fund would, in its view, be in the best interests of the shareholders of each Fund.  The Reorganization was recommended by the Advisor to the Board of AST at its meeting held on June 11-12, 2012. In recommending the Reorganization the Advisor noted, among other things, that the Balanced Fund had less than $10 million in assets, with over one-third of those assets coming from employees of the Advisor. In contrast, the Equity Income Fund had been more successful in gathering assets and had a more diversified shareholder base. The Advisor noted that the Balanced Fund’s prospects of generating significant inflows over the long term was, in its view, not promising.  Additionally, the Advisor noted that the current expense limitation agreement for the Balanced Fund expires on August 28, 2012 and the financial burden on the Adviser in maintaining this expense ratio indefinitely, particularly given the Balanced Fund’s poor growth prospects, was significant. As a result, the Adviser indicated that it was uncertain whether they would agree to the renewal of the expense limitation agreement for the Balanced Fund after its expiration.  If the agreement was not renewed, the Balanced Fund’s total expense ratio would increase significantly.  The Advisor further considered that the investment objectives and policies of the Balanced Fund were substantially similar to that of the Equity Income Fund, that the Funds were managed by the same portfolio management team, and that the combination of the two funds was likely to result in economies of scale to the Equity Income Fund and its shareholders.  Given these and other considerations, the Advisor informed the Board that it believed that the proposed Reorganization was in the best interests of the shareholders of each Fund.  As a result, SiM recommended, and the Board approved, the Reorganization of the smaller Balanced Income Fund into the larger Equity Income Fund.  In considering SiM’s recommendation, the Board considered a number of factors which are discussed in more detail below, including potential alternatives to the Reorganization.  Pursuant to the Agreement and Plan of Reorganization, SiM has agreed to bear all expenses incurred in connection with the Reorganization.

Following the Reorganization, the investment advisory fee paid by the Equity Income Fund (0.75% of the Fund’s average daily net assets) will be the same as the investment advisory fee paid by the Balanced Income Fund (0.75% of the Fund’s average daily net assets).  SiM has agreed to retain, through at least August 28, 2013, an expense cap for the Equity Income Fund following the Reorganization, which is the same as the expense cap currently in effect for the Balanced Income Fund.  For both Funds, the expense limitation does not cover AFFE, interest, taxes and extraordinary expenses.

Reorganization Agreement.  The Reorganization Agreement sets forth the terms by which the Balanced Income Fund will be reorganized into the Equity Income Fund.  The form of the Reorganization Agreement is attached as Appendix A and the description of the Reorganization Agreement contained herein is qualified in its entirety by the attached Reorganization Agreement.  The following sections summarize the material terms of the Reorganization Agreement and the federal income tax treatment of the reorganization.

The Reorganization.  The Reorganization Agreement provides that upon the transfer of all of the assets and liabilities of the Balanced Income Fund to the Equity Income Fund, the Equity Income Fund will issue to the Balanced Income Fund that number of full and fractional Equity Income Fund shares having an aggregate net asset value equal in value to the aggregate net asset value of the Balanced Income Fund, calculated as of the closing date of the Reorganization (the “Closing Date”).  The Balanced Income Fund will redeem its shares in exchange for the Equity Income Fund shares received by it and will distribute such shares to the shareholders of the Balanced Income Fund in complete liquidation of the Balanced Income Fund.  Balanced Income Fund shareholders will receive Equity Income Fund shares based on their respective holdings in the Balanced Income Fund as of the last business day preceding the Closing Date (the “Valuation Time”).  It is not expected that securities of the Balanced Income Fund will be sold as a result of the Reorganization.

Upon completion of the Reorganization, each shareholder of the Balanced Income Fund will own that number of full and fractional shares of the Equity Income Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder’s shares held in the Balanced Income Fund as of the Valuation Time.  Such shares will be held in an account with the Equity Income Fund identical in all material respects to the account currently maintained by the Balanced Income Fund for such shareholder.

Until the Valuation Time, shareholders of the Balanced Income Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the Balanced Income Fund’s transfer agent of a redemption request in proper form.  Redemption and purchase requests received by the transfer agent after the Valuation Time will be treated as requests received for the redemption or purchase of shares of the Equity Income Fund received by the shareholder in connection with the Reorganization.  After the Reorganization, all of the issued and outstanding shares of the Balanced Income Fund will be canceled on the books of the Balanced Income Fund and the transfer agent’s books of the Balanced Income Fund will be permanently closed.

The Reorganization is subject to a number of conditions, including, without limitation, the receipt of a legal opinion from counsel addressed to the Balanced Income Fund and the Equity Income Fund with respect to certain tax issues, as more fully described in “Federal Income Tax Consequences” below, and the parties’ performance in all material respects of their respective agreements and undertakings in the Reorganization Agreement.  Assuming satisfaction of the conditions in the Reorganization Agreement, the Closing Date of the Reorganization will be at the close of business on August 24, 2012, or such other date as is agreed to by the parties.

The Reorganization Agreement may not be changed except by an agreement signed by each party to the Agreement.

Federal Income Tax Consequences.  Subject to the assumptions and limitations discussed below, the following discussion describes the material U.S. federal income tax consequences of the Reorganization to shareholders of the Balanced Income Fund.  This discussion is based on the Code, applicable Treasury regulations, and federal administrative interpretations and court decisions in effect as of the date of this information statement/prospectus, all of which may change, possibly with retroactive effect.  Any such changes could alter the tax consequences described in this summary.

This discussion of material U.S. federal income tax consequences of the Reorganization does not address all aspects of U.S. federal income taxation that may be important to a holder of Balanced Income Fund shares in light of that shareholder’s particular circumstances or to a shareholder subject to special rules.

In addition, this discussion does not address any other state, local or foreign income tax or non-income tax consequences of the Reorganization or of any transactions other than the Reorganization.

Note: Balanced Income Fund shareholders are urged to consult their own tax advisers to determine the particular U.S. federal income tax or other tax consequences to them of the Reorganization and the other transactions contemplated herein.

The Balanced Income Fund and the Equity Income Fund will each receive an opinion from the law firm of Paul Hastings LLP substantially to the effect that, based on certain facts, assumptions and representations made by the Balanced Income Fund and the Equity Income Fund, on the basis of existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

(a)   The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be a party to a reorganization within the meaning of Section 368(b) of the Code.

(b)   No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities or upon the distribution of the Acquiring Fund Shares to the Acquired Fund’s shareholders in exchange for their shares of the Acquired Fund.

(c)   No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund.

(d)   The adjusted tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the adjusted tax basis of such assets to the Acquired Fund immediately prior to the Reorganization.

(e)   The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the holding period of those assets in the hands of the Acquired Fund immediately prior to the Reorganization.

(f)   No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their Acquired Fund Shares for the Acquiring Fund Shares (including fractional shares to which they may be entitled) and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund.

(g)   The aggregate adjusted tax basis of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) pursuant to the Reorganization will be the same as the aggregate adjusted tax basis of the Acquired Fund Shares held by the Acquired Fund’s shareholders immediately prior to the Reorganization.

(h)   The holding period of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund Shares surrendered in exchange therefore, provided that the Acquired Fund Shares were held as a capital asset on the Closing Date.

Capital losses incurred in tax years beginning prior to December 23, 2010 can generally be carried forward to each of the eight years succeeding the loss year to offset future capital gains.  Capital losses incurred in tax years beginning on or after December 23, 2010 can generally be carried forward indefinitely to offset future capital gains.  The Equity Income Fund will inherit the tax attributes of the Balanced Income Fund, including any available capital loss carryforwards, as of the Closing Date.  However such capital loss carryforwards of the Balanced Income Fund will be subject to an annual limitation for federal income tax purposes in connection with the Reorganization because the Reorganization will result in a greater than 50% change in ownership of the Balanced Income Fund under Section 382 of the Code.  As of April 30, 2012, it is expected that the Equity Income Fund will be able to utilize all of the capital loss carryforwards obtained in the acquisition of the Balanced Income Fund subject to the annual limitation noted above.  Accordingly, as a result of the Reorganization, the shareholders of the Balanced Income Fund are in effect sharing a tax asset of their Fund with the Equity Income Fund.  For federal income tax purposes, the Balanced Income Fund had no capital loss carryforwards at April 30, 2012.

A successful challenge to the tax-free status of the Reorganization by the Internal Revenue Service (the “IRS”) would result in a Balanced Income Fund shareholder recognizing gain or loss with respect to each Balanced Income Fund share equal to the difference between that shareholder’s basis in the share and the fair market value, as of the time of the Reorganization, of the Equity Income Fund shares received in exchange therefor.  In such event, a shareholder’s aggregate basis in the shares of the Equity Income Fund received in the exchange would equal such fair market value, and the shareholder’s holding period for the shares would not include the period during which such shareholder held Balanced Income Fund shares.

If any of the representations or covenants of the parties as described herein is inaccurate, the tax consequences of the transaction could differ materially from those summarized above.  Furthermore, the description of the tax consequences set forth herein will neither bind the IRS, nor preclude the IRS or the courts from adopting a contrary position.  No assurance can be given that contrary positions will not successfully be asserted by the IRS or adopted by a court if the issues are litigated.  No ruling has been or will be requested from the IRS in connection with this transaction.  No assurance can be given that future legislative, judicial or administrative changes, on either a prospective or retroactive basis, or future factual developments, would not adversely affect the accuracy of the conclusions stated herein.  Therefore, shareholders may find it advisable to consult their own tax adviser as to the specific tax consequences to them under the federal income tax laws, as well as any consequences under other applicable state or local or foreign tax laws given each shareholder’s own particular tax circumstances.

Board Considerations

In considering and approving the Reorganization at a meeting held on June 11-12, 2012, the AST Board discussed the future of the Balanced Income Fund and the advantages of reorganizing the Balanced Income Fund into the Equity Income Fund.  Among other things, the AST Board also reviewed, with the assistance of outside legal counsel, the overall proposal for the Reorganization, the principal terms and conditions of the Reorganization Agreement, including that the Reorganization be consummated on a tax-free basis, and certain other materials provided prior to and during the meeting and at other meetings throughout the past year.

In considering the Reorganization, the AST Board took into account a number of additional factors.  Some of the more prominent considerations are discussed further below.  The AST Board considered the following matters, among others and in no order of priority:

•	The small size of the Balanced Fund, its limited shareholder base and the Advisor’s views as to the limited prospects for future asset growth in the Fund;

•
The Advisor’s views as to the financial burden of continuing the expense limitation agreement for the Balanced Fund beyond its current term due to the impact of the expense reimbursement obligation on the Adviser and its business (including its ability to devote appropriate resources to the Equity Income Fund and the Diversified Income Fund) and the potential impact on balanced Fund shareholders of not renewing that agreement;

•	The Balanced Income Fund and the Equity Income Fund have substantially similar investment objectives and principal investment strategies;

•	The fundamental investment restrictions are identical between the two Funds;

•	The management fee for each Fund is identical and the SiM personnel that manage the Balanced Income Fund also manage the Equity Income Fund;

•	The AST Board will continue to oversee the Equity Income Fund;

•	The contractual expense limitations that SiM has agreed to maintain for the Equity Income Fund are identical to the contractual expense limitations of the Balanced Income Fund;

•
The Reorganization may result in certain economies of scale for the Equity Income Fund and after application of the expense limitation agreement, the total net operating expense ratio for the Equity Income Fund is expected to be no higher than the Balanced Income Fund;

•	The Rule 12b-1 fees for each Funds’ Class A and Class C Shares are identical;

•	The Reorganization, as contemplated by the Reorganization Agreement, will be a tax free reorganization;

•	The costs of the Reorganization, as contemplated by the Reorganization Agreement, will be borne by SiM; and

•	The interests of the current shareholders of the Balanced Income Fund and the Equity Income Fund will not be diluted as a result of the Reorganization.

The Board also considered alternatives to the Reorganization, such as the liquidation of the Balanced Income Fund.  In considering the alternative of liquidation, the Board noted that liquidation would result in tax consequences to Balanced Fund shareholders that would be avoided in the reorganization.  The Board also noted that (1) shareholders not wishing to become part of the Equity Income Fund could redeem their shares of the Balanced Income Fund at any time prior to closing without penalty and (2) that the Reorganization would allow shareholders of the Balanced Income Fund who wished to retain their investment after the Reorganization to do so in a registered mutual fund with a similar investment strategy managed by the very same investment adviser and portfolio team in a substantially similar manner.  The AST Board also discussed the alternative of maintaining the Balanced Income Fund as a stand alone entity.  In this regard the Board considered that SiM was no longer inclined to maintain the management of the Balanced Income Fund as a separate entity.

Furthermore, the Board considered that Rule 17a-8(a)(3) permits a merger of affiliated companies without obtaining shareholder approval if certain conditions are met as noted below:

•	No fundamental policy of the merging company is materially different from the fundamental policy of the surviving company;

•	No advisory contract between the merging company is materially different from an advisory contract of the surviving company;

•
Trustees of the merging company who are not interested persons of the merging company and who were elected by its shareholders, will comprise a majority of the trustees of the surviving company who are not interested persons of the surviving company; and

•	Any distribution fees authorized to be paid by the surviving company pursuant to Rule 12b-1 are no greater than the distribution fees of the merging company.

The Board noted that all these conditions had been met.  After consideration of the factors noted above, together with other factors and information considered to be relevant, the AST Board determined that the Reorganization is in the best interests of the Balanced Income Fund and Equity Income Fund shareholders, and accordingly, unanimously approved the Reorganization with the Equity Income Fund and the Reorganization Agreement.

Costs and Expenses of the Reorganization.  The Reorganization Agreement provides that all expenses of the Reorganization will be borne by SiM.  Such expenses include, without limitation:  (a) expenses associated with the preparation and filing of this information statement/prospectus; (b) postage; (c) printing; (d) accounting fees; and (e) legal fees incurred by AST.

Capitalization.  The following table sets forth the capitalization of the Balanced Income Fund and the Equity Income Fund, and on a pro forma basis the successor Equity Income Fund, as of April 30, 2012 after giving effect to the Reorganization.

Fund Capitalization as of April 30, 2012	Net Assets	Shares Outstanding	Net Asset Value Per Share
Balanced Income Fund – Class A Shares	$9,623,167	934,783	$10.29
Balanced Income Fund – Class C Shares	$ 202,618	19,741	$10.26
Equity Income Fund – Class A Shares	$24,856,767	2,394,605	$10.38
Equity Income Fund – Class C Shares	$398,427	38,661	$10.31
Equity Income Fund – Class A Shares (Pro Forma)	$34,479,934	3,321,692	$10.38
Equity Income Fund – Class C Shares (Pro Forma)	$601,045	58,314	$10.31

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Adviser.  Each Fund’s investment adviser is SiM, 720 Olive Way, Suite 1675, Seattle, Washington 98101.  SiM has provided investment advisory and management services to clients since 2010.  As of April 30, 2012, SiM had approximately $214 million of assets under management.

Purchase, Redemption and Exchange Policies.  The purchase, redemption and exchange policies for the Funds are identical and are highlighted below.  For a more complete discussion of the Funds’ purchase, redemption and exchange policies, please see Appendix C.

Type of Account	To Open Your Account	To Add to Your Account
Class A and Class C
Regular and Individual Retirement Accounts (“IRA”)	$2,500	$100
Automatic Investment Plan (“AIP”) Accounts	$100	$100

Purchase, Redemption and Exchange Policies	Balanced Income Fund	Equity Income Fund
Purchases	By check, wire, telephone, automatic investment plan, through a broker-dealer or other third-party financial intermediary.	Same.
Redemptions	By check, wire, telephone, systematic withdrawal plan, or electronic funds transfer.	Same.
Exchange Privileges	Permitted between the same share classes within the SiM fund family.	Same.
Redemption/Exchange Fees	None.	Same.
Market Timing Policies
The Fund discourages excessive, short-term trading and other abusive trading practices and the Fund may use a variety of techniques to monitor trading activity and detect abusive trading practices.  These steps may include, among other things, the imposition of redemption fees, if necessary, monitoring trading activity, or using fair value pricing when appropriate, under procedures as adopted by the AST Board when SiM determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Fund in its sole discretion.
Same.

Distributions.  The Balanced Income Fund and Equity Income Fund generally distribute substantially all of their investment company taxable income and net capital gain, if any, at least annually.

Tax Information.  Both Funds’ distributions are taxable, and are taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase the Balanced Income Fund or the Equity Income Fund through a broker-dealer or other financial intermediary (such as a bank), the Funds and/or their related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Balanced Income Fund and/or the Equity Income Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Advisory Agreement.  Under the advisory agreement with AST, on behalf of both the Balanced Income Fund and the Equity Income Fund, SiM supervises the management of the Funds’ investments and business affairs.  At its expense, SiM provides office space and all necessary office facilities, equipment and personnel for servicing the investments of the Fund.  As compensation for its services, the Funds each pay to SiM a monthly advisory fee at the annual rate of 0.75% of the average daily net asset value of the Fund.  In addition to the advisory fees, each Fund incurs other expenses such as custodian, transfer agency, interest, Acquired Fund Fees and Expenses and other customary Fund expenses.  (Acquired Fund Fees and Expenses are indirect fees that the Fund incurs from investing in the shares of other investment companies.)  SiM has contractually agreed to reduce its fees and pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) to limit Net Annual Fund Operating Expenses to the amounts shown below of each Class’s average net assets.

Expense Caps	Class A Shares	Class C Shares
SiM Dynamic Allocation Equity Income Fund	1.35%	2.10%
SiM Dynamic Allocation Balanced Income Fund	1.35%	2.10%

Any reduction in advisory fees or payment of expenses made by SiM is subject to reimbursement by the Fund if requested by SiM, and the Board approves such reimbursement in subsequent fiscal years.  This reimbursement may be requested by SiM if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap.  SiM is permitted to be reimbursed for fee reductions and/or expense payments it made in the prior three fiscal years.  The Fund must pay its current ordinary operating expenses before SiM is entitled to any reimbursement of fees and/or expenses.  The Expense Cap will remain in effect through at least August 28, 2013, and may be terminated only by the Board.

Please refer to “Summary – Summary of Fund Expenses” which illustrates the pro forma operating expenses for the Equity Income Fund after giving effect to the Reorganization.  A discussion regarding the AST Board’s basis for approving the investment advisory agreement is included in the Equity Income Fund’s semi-annual report to shareholders for the fiscal period ending October 31, 2011.

Valuation.  The Balanced Income Fund and the Equity Income Fund have the same Valuation Policy, which is more fully discussed in Appendix C-1 “Shareholder Information for the Equity Income Fund.”  There are no material differences between the Valuation Policy of the Funds.

Description of the Securities to be Issued; Rights of Shareholders.  Set forth below is a description of the Equity Income Fund shares to be issued to the shareholders of the Balanced Income Fund in the Reorganization.  Also set forth below is a discussion of the rights of shareholders of each Fund.  Because both Funds are series of AST, the Funds’ shares have identical characteristics.

The following is a summary of the material rights of shareholders of the Equity Income Fund and Balanced Income Fund, but does not purport to be a complete description of these rights.  These rights may be determined in full by reference to the Delaware statute governing statutory trusts (the “Delaware Statute”), AST’s Agreement and Declaration of Trust, and AST’s Amended and Restated Bylaws (collectively, the “Governing Instruments”).  The Governing Instruments are subject to amendment in accordance with their terms.  Copies of the Governing Instruments are available upon request and without charge by following the instructions listed under “Available Information.”

Form of Organization.  Both the Balanced Income Fund and the Equity Income Fund are series of AST, an open-end management investment company organized as a Delaware statutory trust on October 3, 1996.  Both the Balanced Income Fund and the Equity Income Fund currently offer two classes of shares of its common stock: Class A shares and Class C shares.

Capital Stock.  AST is authorized to issue an unlimited number of interests (or shares).  The Balanced Income Fund and the Equity Income Fund are two series, or mutual funds, formed by AST.  Interests in the Balanced Income Fund and the Equity Income Fund are represented by shares of beneficial interest each with no par value.  As of the date of this information statement/prospectus, shares of approximately 41 other series of AST are offered in separate prospectuses and statements of additional information.  AST may start additional series and offer shares of new funds under AST at any time.

Voting Rights.  Each share of the Balanced Income Fund and the Equity Income Fund represents an interest in the respective Fund that is equal to and proportionate with each other share of the respective Fund.  AST Fund shareholders are entitled to one vote per share (and a fractional vote per fractional share) held on matters on which they are entitled to vote.  AST is not required to (nor does it) hold annual shareholder meetings.  However, special meetings may be called for purposes such as electing or removing trustees.  On any matters submitted to a vote of shareholders of either Fund, all shares are voted together without regard to class or series except when separate voting is required by the 1940 Act or other applicable law.

Shareholder Liability.  The Delaware Statute does not include an express provision relating to the limitation of liability of the beneficial owners of a Delaware statutory trust.  The Governing Instruments provide that no shareholder shall be subject to any personal liability whatsoever to any person in connection with property of a Fund or the acts, obligations or affairs of AST.  The Governing Instruments further provide that, if any shareholder is made a party to any suit or proceeding to enforce any such liability of a Fund, he or she shall not be held to any personal liability.  AST shall indemnify and hold each shareholder harmless from and against all claims and liabilities to which such shareholder may become subject by reason of being or having been a shareholder, and shall reimburse the shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability.

Preemptive Rights.  Shareholders of AST are not entitled to any preference, preemptive, appraisal, conversion or exchange rights.

Fund Trustees and Officers.  AST is managed by the AST Board.  The persons sitting on the AST Board will continue to be the same after the Reorganization.

Fund Management.  SiM is a Washington limited liability company and a SEC-registered investment adviser.  SiM was organized in 2010 and its principal place of business is located at 720 Olive Way, Suite 1675, Seattle, Washington 98101.  SiM will continue to be responsible for providing investment advisory/portfolio management services to the Equity Income Fund following the Reorganization.

The Funds are managed under an investment team structure. Mr. Randall Yoakum II, Chief Executive Officer of the Adviser, is the Lead Portfolio Manager. The investment team also includes Ms. Nicolé Verbrugghe, Director of Research-Asset Allocation, Mr. Gary J. Pokrzywinski, CIO and lead portfolio manager of the Adviser’s high yield team, and Mr. Brian L. Placzek, Director of Research-High Yield. Mr. Yoakum and Ms. Verbrugghe together manage the primary day-to-day investment activities of the Dynamic Allocation strategy and process, including efficient risk management, opportunistic risk positioning, class/style/sector/industry portfolio positioning, and the development of SiM’s proprietary Economic and Investment Outlook.  Mr. Pokrzywinski and Mr. Placzek provide critical input and guidance with regard to this Economic and Investment Outlook, as well as leading the team’s fixed income research management strategy and process.  As Lead Portfolio Manager, Mr. Yoakum ultimately approves all aspects of Fund investment activities.

Mr. Yoakum has served as Portfolio Manager, Chief Executive Officer and as a Member of the Management Committee of the Adviser since co-founding the Adviser in September 2010.  Before starting the Adviser, Mr. Yoakum was the Chief Investment Strategist and Chairman of the Asset Allocation Team for Edge Asset Management LLC, an affiliate of Principal Global Investors.  Mr. Yoakum developed, implemented, and articulated the Asset Allocation Strategies for Edge Asset Management LLC and its predecessor from 1987 to 1994 and rejoined the company in 1999. Mr. Yoakum holds the Chartered Financial Analyst designation, is a member of the CFA Society of Seattle, and has a B.B.A. from Pacific Lutheran University and an M.B.A. from Arizona State University.

Ms. Verbrugghe has served as Portfolio Manager and Director of Research-Asset Allocation of the Adviser since October 2010.  Prior to joining the Adviser, Ms. Verbrugghe served as Senior Quantitative Analyst for the Asset Allocation Team at Edge Asset Management from March 2001 to September 2010.

Mr. Pokrzywinski has served as Portfolio Manager and CIO of the Adviser since October 2010.  Before co-founding the Adviser in 2010, he was the CIO and a High Yield Portfolio Manager for Edge Asset Management (and its predecessor), an affiliate of Principal Financial Group. He worked for Edge and its predecessor from 1992 to 2009.

Mr. Placzek has served as Portfolio Manager and Director of Research-High Yield of the Adviser since October 2010.  Prior to joining the Adviser in 2010, he worked from 1990 to 2010 for Edge Asset Management (and its predecessor), an affiliate of Principal Global Investors as Head of Fixed Income/Research.

The Statement of Additional Information relating to this information statement/prospectus provides additional information about the Equity Income Fund’s portfolio managers, including other accounts they manage, their ownership of Fund shares and their compensation.

Other Fund Service Providers.  Both the Equity Income Fund and the Balanced Income Fund use the services of USBFS as their transfer agent, administrator and fund accountant.  Both Funds also use the services of U.S. Bank, an affiliate of USBFS, as its custodian.  Upon completion of the Reorganization, USBFS and U.S. Bank will continue to provide services to the Equity Income Fund.

Independent Accountants.  Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA  19103, serves as the independent registered public accounting firm to both the Equity Income Fund and the Balanced Income Fund.

Ownership of Securities of the Funds.  As of the Record Date, the Funds had the following number of shares issued and outstanding.  As of the same date, directors and officers of the Balanced Income Fund as a group owned less than 1% of the outstanding voting securities of each of the Funds.

Shares Issued & Outstanding as of June 29, 2012	Class A Shares	Class C Shares
Balanced Income Fund	935,498.472	33,487.802
Equity Income Fund	2,313,162.564	45,264.617

As of the same date, the following persons owned beneficially or of record more than 5% of the outstanding shares of the Balanced Income Fund and the Equity Income Fund:

Principal Shareholders and Control Persons as of June 29, 2012	Shareholder and Address	Percentage of Fund Owned	Type of Ownership
Balanced Income Fund - Class A Shares	Randall & Sandra Yoakum c/o Strategic Income Management, LLC 720 Olive Way, Suite 1675 Seattle, WA 98101	22.82%	Beneficial
	Gary & Roxanne Pokrzywinski c/o Strategic Income Management, LLC 720 Olive Way, Suite 1675 Seattle, WA 98101	11.22%	Beneficial
	First Clearing FBO: Customers 2810 Market Street St. Louis, MO 63103	7.85%	Record

Balanced Income Fund - Class C Shares	First Clearing FBO: Customers 2810 Market Street St. Louis, MO 63103	83.82%	Record

	U.S. Bancorp Investments, Inc. FBO: Customers 60 Livingston Avenue St. Paul, MN 55107	12.44%	Record

Equity Income Fund - Class A Shares	Gary & Roxanne Pokrzywinski c/o Strategic Income Management, LLC 720 Olive Way, Suite 1675 Seattle, WA 98101	16.73%	Beneficial

	Randall & Sandra Yoakum c/o Strategic Income Management, LLC 720 Olive Way, Suite 1675 Seattle, WA 98101	13.86%	Beneficial

	First Clearing FBO: Customers 2810 Market Street St. Louis, MO 63103	10.42%	Record

Equity Income Fund - Class C Shares	First Clearing FBO: Customers 2810 Market Street St. Louis, MO 63103	54.57%	Record

Any shareholder that owns 25% or more of the outstanding shares of a Fund or a class of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund or that class.  Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of a Fund.

AVAILABLE INFORMATION

AST is subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, files reports, proxy material and other information about each of the Funds with the SEC.  These documents can be inspected and copied at the SEC’s Public Reference Room in Washington, D.C. (100 F Street, Washington, D.C. 20549 and at certain of the SEC’s regional offices (addresses below).  Please call the SEC at 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about a Fund are also available on the EDGAR database on the SEC’s Internet site located at http://www.sec.gov.  Alternatively, copies of this information may be obtained, upon payment of a duplicating fee, by electronic request to the following e-mail address:  publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

SEC Regional Offices: Atlanta – 3475 Lenox Road NE, Suite 1000, Atlanta, GA 30326; Boston – 33 Arch Street, 23rd Floor, Boston, MA 02110; Chicago – 175 West Jackson Blvd., Suite 900, Chicago, IL 60604; Denver – 1801 California Street, Suite 1500, Denver, CO 80202; Fort Worth – Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, TX 76102; Los Angeles – 5670 Wilshire Blvd., 11th Floor, Los Angeles, CA 90036; Miami – 801 Brickell Ave., Suite 1800, Miami, FL 33131; New York – 3 World Financial Center, Suite 400, New York, NY 10281; Philadelphia – The Mellon Independence Center, 701 Market Street, Philadelphia, PA 19106; Salt Lake City – 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101; and San Francisco – 44 Montgomery Street, Suite 2600, San Francisco, CA 94104.

LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganization and the issuance of shares of the Equity Income Fund will be passed on by the law firm of Paul Hastings LLP, Park Avenue Tower, 75 East 55th Street, New York, New York, 10022.

EXPERTS

The financial statements and financial highlights of the Balanced Income Fund and the Equity Income Fund incorporated in this information statement/prospectus by reference from the Funds’ Annual Report on Form N-CSR for the fiscal year ended April 30, 2012 have been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

OTHER MATTERS

The Balanced Income Fund is not required, and does not intend, to hold regular annual meetings of shareholders.  Shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders should send their written proposals to the Secretary of the Balanced Income Fund at U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, so that they are received within a reasonable time before any such meeting.  The timely submission of a proposal does not guarantee its submission.

By order of the Board of Trustees,

/s/ Douglas G. Hess
      Douglas G. Hess
      President, Advisors Series Trust

Appendix A

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (“Agreement”) is made as of July 19, 2012, by and between Advisors Series Trust, a Delaware statutory trust (“AST”), on behalf of its series the SiM Dynamic Allocation Balanced Income Fund (the “Acquired Fund”) and AST, on behalf of its series the SiM Dynamic Allocation Equity Income Fund (the “Acquiring Fund” and, together with the Acquired Fund, the “Funds”).  Strategic Income Management, LLC is a party to this Agreement solely for purposes of paragraph 8.2.  All agreements, representations, actions and obligations described herein made or to be taken or undertaken by the Acquiring Fund or the Acquired Fund are made and shall be taken or undertaken by AST on behalf of the Acquiring Fund and Acquired Fund.

This Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in redemption of all outstanding Acquired Fund Shares (as defined below) and in complete liquidation of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

WHEREAS, the Acquired Fund is a series of a registered open-end management investment company, and the Acquiring Fund is a series of a registered open-end management investment company, and the Acquired Fund owns securities which are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, both the Acquired Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest;

WHEREAS, the Board of Trustees of AST has determined, with respect to the Acquired Fund, that (1) participation in the Reorganization is in the best interests of the Acquired Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of the Reorganization; and

WHEREAS, the Board of Trustees of AST has determined, with respect to the Acquiring Fund, that (1) participation in the Reorganization is in the best interests of the Acquiring Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

THE REORGANIZATION AND FUND TRANSACTIONS

1.1 The Reorganization.  Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in paragraph 3.1), AST shall assign, deliver and otherwise transfer the Assets (as defined in paragraph 1.2) of the Acquired Fund to the Acquiring Fund, and AST shall assume the Liabilities (as defined in paragraph 1.3) of the Acquired Fund on behalf of the Acquiring Fund.  In consideration of the foregoing, at the Effective Time, the Acquiring Fund shall deliver to the Acquired Fund full and fractional Acquiring Fund Shares (to the third decimal place).  Holders of Class A shares of the Acquired Fund will receive Class A shares of the Acquiring Fund and holders of Class C shares of the Acquired Fund will receive Class C shares of the Acquiring Fund.  The number of Acquiring Fund Shares to be delivered shall be determined as set forth in paragraph 2.3.

Appendix A-1

1.2 Assets of the Acquired Fund.  The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund at the Valuation Time, books and records of the Acquired Fund, and any other property owned by the Acquired Fund at the Valuation Time (collectively, the “Assets”).

1.3 Liabilities of the Acquired Fund.  The Acquired Fund will use commercially reasonable efforts to discharge all of its known liabilities and obligations prior to the Valuation Time consistent with its obligation to continue to pursue its investment objective and strategies in accordance with the terms of its prospectus.  The Acquiring Fund will assume all of the Acquired Fund’s liabilities and obligations of any kind whatsoever, whether known or unknown, absolute, accrued, contingent or otherwise, in existence on the Closing Date (collectively, the “Liabilities”).

1.4 Distribution of Acquiring Fund Shares.  At the Effective Time (or as soon thereafter as is reasonably practicable), the Acquired Fund will distribute the Acquiring Fund Shares received from the Acquiring Fund pursuant to paragraph 1.1, pro rata to the record holders of the shares of the Acquired Fund determined as of the Effective Time (the “Acquired Fund Shareholders”) in complete liquidation of the Acquired Fund.  Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders.  The aggregate net asset value of the Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of the Acquired Fund (the “Acquired Fund Shares”) owned by Acquired Fund Shareholders at the Effective Time.  All issued and outstanding shares of the Acquired Fund will simultaneously be redeemed and canceled on the books of the Acquired Fund.  The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5 Recorded Ownership of Acquiring Fund Shares.  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s Transfer Agent (as defined in paragraph 3.3).

1.6 Filing Responsibilities of Acquired Fund.  Any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any Federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

ARTICLE II

VALUATION

 2.1 Net Asset Value of the Acquired Fund.  The net asset value of the Acquired Fund Shares shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of the Acquired Fund.

 2.2 Net Asset Value of the Acquiring Fund.  The net asset value of the Acquiring Fund Shares shall be the net asset value computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures of the Acquiring Fund.

 2.3 Calculation of Number of Acquiring Fund Shares.  The number of Acquiring Fund Shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the Reorganization shall be determined by dividing the value of (i) the per share net asset value of the Acquired Fund Shares participating therein attributable to Class A shares, determined in accordance with the valuation procedures referred to in paragraph 2.1 by the net asset value per Class A share of the Acquiring Fund determined in accordance with the valuation procedures referred to in paragraph 2.2 and (ii) the per share net asset value of the Acquired Fund Shares participating therein attributable to Class C shares, determined in accordance with the valuation procedures referred to in paragraph 2.1 by the net asset value per Class C shares of the Acquiring Fund, determined in accordance with the valuation procedures referred to in paragraph 2.2.  The parties agreed that the intent of this calculation is to ensure that the aggregate net asset value of the Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of the Acquired Fund Shares owned by Acquired Fund Shareholders at the Effective Time.

Appendix A-2

 2.4 Determination of Value.  All computations of value hereunder shall by made in accordance with each Fund’s regular practice and the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), and shall be subject to confirmation by each Fund’s respective independent registered public accounting firm upon reasonable request of the other Fund.  The Trust and Acquired Fund agree to use all commercially reasonable efforts to resolve prior to the Valuation Time any material pricing differences for prices of portfolio securities of the Acquired Fund which are also held by the Acquiring Fund.

 2.5 Valuation Time.  The Valuation Time shall be the time at which the Funds calculate their net asset values as set forth in their respective prospectuses (normally the close of regular trading on the New York Stock Exchange (“NYSE”)) on the business day immediately preceding the Closing Date (as defined in paragraph 3.1) (the “Valuation Time”).

ARTICLE III

CLOSING

 3.1 Closing.  The Reorganization, together with related acts necessary to consummate the same (“Closing”), shall occur at the principal office of AST on or about August 24, 2012, or at such other place and/or on such other date as to which the parties may agree (the “Closing Date”).  All acts taking place at the Closing shall be deemed to take place immediately prior to the opening of business on the Closing Date unless otherwise provided herein (the “Effective Time”).

 3.2 Transfer and Delivery of Assets.  AST shall direct U.S. Bank National Association (“U.S. Bank”), as custodian for the Acquired Fund, to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets were delivered in proper form to the Acquiring Fund at the Effective Time, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable Federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by U.S. Bank, on behalf of the Acquired Fund, to U.S. Bank, as custodian for the Acquiring Fund.  Such presentation shall be made for examination no later than five (5) business days preceding the Effective Time and shall be transferred and delivered by the Acquired Fund as of the Effective Time for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  U.S. Bank, on behalf of the Acquired Fund, shall deliver to U.S. Bank, as custodian of the Acquiring Fund, as of the Effective Time by book entry, in accordance with the customary practices of U.S. Bank and of each securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Acquired Fund’s Assets are deposited, the Acquired Fund’s Assets deposited with such depositories.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of Federal funds at the Effective Time.

 3.3 Share Records.  AST shall direct U.S. Bancorp Fund Services, LLC, in its capacity as transfer agent for the Acquired Fund (the “Transfer Agent”), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each such Acquired Fund Shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver to the Secretary of the Acquired Fund prior to the Effective Time a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Acquired Fund at the Effective Time, or provide other evidence satisfactory to the Acquired Fund as of the Effective Time that such Acquiring Fund Shares have been credited to the Acquired Fund’s accounts on the books of the Acquiring Fund.

Appendix A-3

 3.4 Postponement of Valuation Time.  In the event that at the Valuation Time the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of AST, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund, respectively, is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

 4.1 Representations and Warranties of the Acquired Fund.  Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of AST, the Acquired Fund represents and warrants to the Acquiring Fund as follows:

4.1.1 The Acquired Fund is a duly established series of AST, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

4.1.2 AST is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquired Fund Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.

4.1.3 No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act, and such as may be required under state securities laws.

4.1.4 The current prospectuses, statement of additional information, shareholder reports, marketing and other related materials of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

4.1.5 At the Effective Time, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof other than such restrictions as might arise under the 1933 Act.

4.1.6 AST is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Delaware law or a material violation of its Declaration of Trust and By-Laws, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound.

4.1.7 All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts and other similar instruments) will terminate without liability or obligation to the Acquired Fund on or prior to the Effective Time.

Appendix A-4

4.1.8 Except as otherwise disclosed to and accepted by the Acquiring Fund in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

4.1.9 The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at April 30, 2012 have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

4.1.10 Since April 30, 2012, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund in writing.  For the purposes of this subparagraph (10), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund’s liabilities, or the redemption of the Acquired Fund’s shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

4.1.11 At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions, if any) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof and no such return is currently under audit and no assessment has been asserted with respect to such returns.

4.1.12 At the end of its first taxable period since its commencement of operations, the Acquired Fund properly elected to be treated as a “regulated investment company” under Subchapter M of the Code.  The Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company within the meaning of Section 851 et seq. of the Code in respect of the taxable period since its commencement of operations, and will continue to meet such requirements at all times through the Closing Date.  The Acquired Fund has not at any time since its inception been liable for, nor is now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.  There is no other tax liability (including, any foreign, state, or local tax liability) except as set forth and accrued on the Acquired Fund’s books.  The Acquired Fund has no earnings or profits accumulated with respect to any taxable period in which the provisions of Subchapter M of the Code did not apply.  The Acquired Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the regulations thereunder.  All dividends paid by the Acquired Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code.  The Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

4.1.13 All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3.  The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund’s shares.

Appendix A-5

4.1.14 The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Trustees of AST, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

4.1.15 The Information Statement (as defined in paragraph 5.5), insofar as it relates to the Acquired Fund, will, at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (15) shall not apply to statements in or omissions from the Information Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein.

 4.2 Representations and Warranties of the Acquiring Fund.  Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of AST, the Acquiring Fund represents and warrants to the Acquired Fund as follows:

4.2.1 The Acquiring Fund is a duly established series of AST, which is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware with power under its Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

4.2.2 At the Effective Time, AST will be registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquiring Fund Shares under the 1933 Act will be in full force and effect.

4.2.3 No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities laws.

4.2.4 The current prospectuses, statement of additional information, shareholder reports, marketing and other related materials of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

4.2.5 At the Effective Time, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances.

4.2.6 The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a violation of Delaware law or a material violation of AST Declaration of Trust and By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound.

4.2.7 Except as otherwise disclosed to and accepted by the Acquired Fund in writing, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business.  The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

Appendix A-6

4.2.8 The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquiring Fund at April 30, 2012 have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

4.2.9 Since April 30, 2012, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund in writing.  For the purposes of this subparagraph (9), a decline in net asset value per share of Acquiring Fund Shares due to declines in market values of securities held by the Acquiring Fund, the discharge of the Acquiring Fund’s liabilities, or the redemption of the Acquiring Fund’s shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

4.2.10 At the Effective Time, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions, if any) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof to the best of the knowledge of the Acquiring Fund, and no such return is currently under audit and no assessment has been asserted with respect to such returns.

4.2.11 At the end of its first taxable year since its commencement of operations, the Acquiring Fund properly elected to be treated as a “regulated investment company” under Subchapter M of the Code.  The Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company within the meaning of Section 851 et seq. of the Code in respect of each taxable year since its commencement of operations, and will continue to meet such requirements at all times through the Closing Date.  The Acquiring Fund has not at any time since its inception been liable for, nor is now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.  There is no other tax liability (including, any foreign, state, or local tax liability) except as set forth and accrued on the Acquiring Fund’s books.  The Acquiring Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.  The Acquiring Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the regulations thereunder.  All dividends paid by the Acquiring Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code.  The Acquiring Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and has withheld in respect of dividends and other distributions and paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

4.2.12 The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Trustees of AST, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

4.2.13 The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Effective Time have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, will be fully paid and non-assessable by AST and will have been issued in every jurisdiction in compliance in all material respects with applicable registration requirements and applicable securities laws.  The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquiring Fund, nor is there outstanding any security convertible into any of the Acquiring Fund’s shares.

4.2.14 The Information Statement, insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, will, and at the Effective Time (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (14) shall not apply to statements in or omissions from the Information Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein.

Appendix A-7

ARTICLE V

COVENANTS AND AGREEMENTS

 5.1 Conduct of Business.  The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course consistent with AST practice between the date hereof and the Effective Time, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

 5.2 No Distribution of Acquiring Fund Shares.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

 5.3 Information.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

 5.4 Other Necessary Action.  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

 5.5 Information Statement.  The Acquired Fund will provide the Acquiring Fund with information regarding the Acquired Fund, and the Acquiring Fund will provide the Acquired Fund with information regarding the Acquiring Fund, reasonably necessary for the preparation of a prospectus/information statement on Form N-14 (the “Information Statement”), in compliance with the 1933 Act and the 1940 Act.

 5.6 Liquidating Distribution.  As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its respective shareholders consisting of the Acquiring Fund Shares received at the Closing.

 5.7 Best Efforts.  The Acquiring Fund and the Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article VI to effect the transactions contemplated by this Agreement as promptly as practicable.

 5.8 Other Instruments.  The Acquired Fund and the Acquiring Fund, each covenant that it will, from time to time, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) the Acquiring Fund, title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

Appendix A-8

 5.9 Regulatory Approvals.  The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Effective Time.

ARTICLE VI

CONDITIONS PRECEDENT

 6.1 Conditions Precedent to Obligations of Acquired Fund.  The obligations of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at AST’s election, to the following conditions:

6.1.1 All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

6.1.2 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to AST, and dated as of the Effective Time, to the effect that the representations and warranties of AST, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as AST shall reasonably request.

6.1.3 The Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund, on or before the Effective Time.

6.1.4 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

 6.2 Conditions Precedent to Obligations of Acquiring Fund.  The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at AST’s election, to the following conditions:

6.2.1 All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

6.2.2 AST shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s Assets and Liabilities, as of the Effective Time, which is prepared in accordance with GAAP and certified by the Treasurer of AST.

6.2.3 The Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund and dated as of the Effective Time, to the effect that the representations and warranties of the Acquired Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as AST shall reasonably request.

6.2.4 The Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund, on or before the Effective Time.

Appendix A-9

6.2.5 The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

 6.3 Other Conditions Precedent.  If any of the conditions set forth in this paragraph 6.3 have not been satisfied on or before the Effective Time, the Acquired Fund or the Acquiring Fund shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

6.3.1 The Agreement and the transactions contemplated herein shall have been approved by the Board of Trustees of AST and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, AST, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the conditions set forth in this paragraph 6.3(a).

6.3.2 At the Effective Time, no action, suit or other proceeding shall be pending or, to the knowledge of AST, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

6.3.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by AST to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

6.3.4 AST shall have received an opinion of Paul Hastings LLP as to federal income tax matters substantially to the effect that, based on the facts, representations, assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

(a)   The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be a party to a reorganization within the meaning of Section 368(b) of the Code.

(b)   No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Acquiring Fund in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities or upon the distribution of the Acquiring Fund Shares to the Acquired Fund’s shareholders in exchange for their shares of the Acquired Fund.

(c)   No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of all of the assets of the Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund.

(d)   The adjusted tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the adjusted tax basis of such assets to the Acquired Fund immediately prior to the Reorganization.

(e)   The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the holding period of those assets in the hands of the Acquired Fund immediately prior to the Reorganization.

(f)   No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their Acquired Fund Shares for the Acquiring Fund Shares (including fractional shares to which they may be entitled) and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund.

(g)   The aggregate adjusted tax basis of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) pursuant to the Reorganization will be the same as the aggregate adjusted tax basis of the Acquired Fund Shares held by the Acquired Fund’s shareholders immediately prior to the Reorganization.

Appendix A-10

(h)   The holding period of the Acquiring Fund Shares received by the shareholders of the Acquired Fund (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund Shares surrendered in exchange therefore, provided that the Acquired Fund Shares were held as a capital asset on the Closing Date.

No opinion will be expressed as to the effect of the Reorganization on (i) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any Acquired Fund or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

Such opinion shall be based on customary assumptions, limitations and such representations as Paul Hastings LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this paragraph 6.3.4.

6.3.5   U.S. Bank shall have delivered such certificates or other documents as set forth in paragraph 3.2.

6.3.6   The Transfer Agent shall have delivered to AST a certificate of its authorized officer as set forth in paragraph 3.3.

6.3.7   The Acquiring Fund shall have issued and delivered to the Secretary of the Acquired Fund the confirmation as set forth in paragraph 3.3.

6.3.8   Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.

ARTICLE VII

INDEMNIFICATION

7.1 Indemnification by the Acquiring Fund.  AST, solely out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the Acquired Fund, and their trustees, officers, employees and agents (the “AST Acquired Fund Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the AST Acquired Fund Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquiring Fund or the members of the Acquiring Fund’s Board or its officers prior to the Closing Date, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquired Fund or its respective trustees, officers or agents.

7.2 Indemnification by the Acquired Fund.  AST, solely out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless the Acquiring Fund, and their trustees, officers, employees and agents (the “AST Acquiring Fund Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the AST Acquiring Fund Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to he committed by the Acquired Fund or the members of the Acquired Fund’s Board or its officers prior to the Closing Date, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquiring Fund or its respective trustees, officers or agents.

Appendix A-11

7.3 Liability of AST.  AST understands and agrees that the obligations of either the Acquired Fund or the Acquiring Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of AST personally, but bind only the Acquired Fund and the Acquired Fund’s property or the Acquiring Fund and the Acquiring Fund’s property.  Moreover, no series of AST other than the Acquired Fund or Acquiring Fund shall be responsible for the obligations of AST hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of the Acquired Fund and to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder.  AST represents that it has notice of the provisions of the Declaration of Trust of AST disclaiming such shareholder and trustee liability for acts or obligations of the Acquired Fund or Acquiring Fund.

ARTICLE VIII

BROKERAGE FEES AND EXPENSES

8.1 No Broker or Finder Fees.  The Acquiring Fund and the Acquired Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein,

8.2 Expenses of Reorganization.  The expenses relating to the proposed Reorganization, whether or not consummated, will be borne by Strategic Income Management, LLC.  The costs of the Reorganization shall include, but not be limited to:  costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing, printing and distributing the Information Statement and prospectus supplements of the Acquired Fund relating to the Reorganization, and winding down the operations and terminating the existence of the Acquired Fund; legal fees of counsel to each of the Acquired Fund and Acquiring Fund, including those incurred in connection with the preparation of legal opinions, and accounting fees with respect to the Reorganization and the Information Statement; and all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

ARTICLE IX

AMENDMENTS AND TERMINATION

9.1 Amendments.  This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of AST or AST, on behalf of either the Acquired Fund or the Acquiring Fund, respectively; provided, however, that following the approval of this Agreement by the Board of Trustees of the Acquired Fund pursuant to paragraph 6.3.1 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without the Board of Trustees’ further approval.

9.2 Termination.  This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board of Trustees of AST on behalf of the Acquired Fund or the Acquiring Fund, respectively, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board of Trustees, make proceeding with the Agreement inadvisable.

Appendix A-12

ARTICLE X

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to AST:

Advisors Series Trust
615 East Michigan Street
Milwaukee, WI 53202
Attention:  Jeanine M. Bajczyk, Esq.

With copies (which shall not constitute notice) to:

Paul Hastings LLP
75 E. 55th Street
New York, New York  10022
Attention:  Domenick Pugliese, Esq.

If to Strategic Income Management, LLC:

Strategic Income Management, LLC
720 Olive Way, Suite 1675
Seattle, Washington 98101
Attention:  Tim Black, Chief Compliance Officer

ARTICLE XI

MISCELLANEOUS

11.1   Entire Agreement.  AST agrees that it has not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

11.2   Survival.  The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith, and the obligations with respect to indemnification of the Acquired Fund and Acquiring Fund contained in paragraphs 7.1 and 7.2, shall survive the Closing.

11.3   Headings.  The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

11.4   Governing Law.  This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

11.5   Assignment.  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

Appendix A-13

11.6   Counterparts.  This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement.

Appendix A-14

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the 19th day of July, 2012.

ADVISORS SERIES TRUST ON BEHALF OF THE ACQUIRING FUND By: _____________________________ Name: ___________________________ Title: ____________________________	ADVISORS SERIES TRUST ON BEHALF OF THE ACQUIRED FUND By: ____________________________ Name: __________________________ Title: ___________________________

Solely for purposes of paragraph 8.2 STRATEGIC INCOME MANAGEMENT, LLC By: ________________________________ Name: ______________________________ Title: _______________________________

Appendix A-15

Appendix B

Investment Policies and Restrictions

The investment policies and restrictions of the Equity Income Fund and the Balanced Income Fund are described below.  Unless otherwise specified, the investment restrictions and limitations are considered to be “fundamental” policies, and as such, may not be changed without approval of the holders of a “majority of the outstanding voting securities” (as that term is defined in the 1940 Act) of the Equity Income Fund and the Balanced Income Fund, respectively.  The investment objective for both the Equity Income Fund and the Balanced Income Fund is fundamental and therefore may not be changed without shareholder approval.

Fundamental Investment Limitations
Borrowing	The may not borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund’s total assets.
Concentration
A Fund may not purchase a security if, as a result, more than 25% of the Fund’s total assets would be invested in securities of issuers conducting their principal business activities in the same industry.  For purposes of this limitation, there is no limit on: (1) investments in U.S. government securities, in repurchase agreements covering U.S. government securities, in tax-exempt securities issued by the states, territories or possessions of the United States (“municipal securities”) or in foreign government securities; or (2)  investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, a Fund may invest in one or more investment companies; provided that, except to the extent the Fund invests in other investment companies pursuant to Section 12(d)(1)(A) or (F) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.
Each Fund will limit investments in foreign government securities to no more than 25% of the Fund’s total assets.

Diversification
With respect to 75% of the Fund’s total assets, a Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or, to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, securities of other investment companies) if, as a result, (1) more than 5% of the Fund’s total assets would be invested in the securities of that issuer; or (2) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

Underwriting Activities
A Fund may not underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with investments in other investment companies.

Making Loans
A Fund may not make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

Purchases and Sales of Real Estate
A Fund may not purchase or sell real estate, except that, to the extent permitted by law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

Appendix B-1

Fundamental Investment Limitations
Purchases and Sales
A Fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities

Issuance of Senior Securities	A Fund may not issue senior securities except pursuant to Section 18 of the 1940 Act, the rules and regulations thereunder, and any applicable exemptive or interpretive relief.
Non-Fundamental Limitations
Exercise Control
A Fund may not make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

Short Selling and Securities on Margin	A Fund may not sell securities short or purchase securities on margin.
Illiquid Securities
A Fund may not hold more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act (“restricted securities”) that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

Appendix B-2

Appendix C

SHAREHOLDER INFORMATION FOR THE EQUITY INCOME FUND

How to Contact the Funds

Write to us at: SiM Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight address: SiM Funds c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202-5207
Telephone us at: (855) 746-3863 (toll free)	Visit our Web site at: www.SiM-Funds.com

General Information
You may purchase shares of a Fund class or sell (redeem) such shares on each weekday that the New York Stock Exchange (“NYSE”) is open.  Under unusual circumstances, a Fund class may accept and process shareholder orders when the NYSE is closed if deemed appropriate.

You may purchase shares of a Fund class or sell (redeem) such shares at the NAV of a share of that Fund class next calculated plus any applicable sales charge (or minus any applicable sales charge or redemption/exchange fee in the case of redemptions or exchanges) after the Fund or an authorized financial intermediary receives your request in proper form

When and How NAV is Determined
A Fund’s share price is known as its NAV.  The NAV is determined by dividing the value of a Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily.  Each Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in proper form (as described below under “How to Purchase Shares”) by the Transfer Agent, or a Financial Intermediary by 4:00 p.m., Eastern time will be processed based on that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern time will be based on the next day’s NAV.  A Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Funds do not determine the NAV of their shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  Fair value determinations may be made as described below under procedures as adopted by the Funds’ Board of Trustees.

Fair Value Pricing. Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

Both Funds invest in the securities of smaller and/or medium companies.  A Fund’s investments in securities of smaller companies or private placements are more likely to require a fair value determination because they are more thinly traded and less liquid than securities of larger companies.  Similarly, the Equity Income Fund invests in foreign securities and are more likely to require a fair value determination because, among other things, most foreign securities markets close before a Fund values its securities.  The earlier close of those foreign securities markets gives rise to the possibility that significant events may have occurred in the interim.

Appendix C-1

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, a Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation determination.  If any significant discrepancies are found, a Fund may adjust its fair valuation procedures.

Types of Accounts
Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).
Instructions must be signed by all persons required to sign exactly as their names appear on the account

Provide a power of attorney or similar document for each person that is authorized to open or transact business for the account if not a named account owner.

Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	Depending on state laws, you can set up a custodial account under the UGMA or the UTMA The custodian must sign instructions in a manner indicating custodial capacity.
Business Entities
Provide certified articles of incorporation, a government-issued business license or certificate, partnership agreement or similar document evidencing the identity and existence of the business entity

Submit a secretary’s (or similar) certificate listing the person(s) authorized to open or transact business for the account.

Trusts (including corporate pension plans)
The trust must be established before an account can be opened

You must supply documentation to substantiate existence of your organization
(i.e. Articles of Incorporation/Formation/Organization, Trust Agreements, Partnership Agreement or other official documents).

Remember to include a separate sheet detailing the full name, date of birth, social security number and permanent street address for all authorized individuals.

Retirement Accounts
You may invest in Fund shares through an IRA account sponsored by the Advisor, including traditional and Roth IRAs.  Each Fund may also be appropriate for other retirement plans.  Before investing in any IRA or other retirement plan, you should consult your tax adviser.  Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

Minimum Investments
To purchase shares of the Fund, you must make at least the minimum initial investment (or subsequent investment) as shown in the table below.  The minimum investment requirements may be waived from time to time.

Type of Account	To Open Your Account	To Add to Your Account
Class A and Class C
Regular and Individual Retirement Accounts (“IRA”)	$2,500	$100
Automatic Investment Plan (“AIP”) Accounts	$100	$100

Appendix C-2

How to Buy Shares
This section explains how you can purchase shares of the SiM Funds.  If you’re opening a new account, an account application is available online at www.SiM-Funds.com or by calling 1-855-746-3863.  For Fund shares held through brokerage and other types of accounts, please consult your Financial Intermediary.

Buying Shares	Opening an Account	Adding to an Account
Through a Financial Intermediary	Contact your Financial Intermediary	Contact your Financial Intermediary
By Mail (with Check)	Mail your completed application (along with other required documents) and a check to: SiM Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701
Write your account number on your check

Send your check with (a) a completed investment slip from a prior statement or confirmation or (b) letter of instruction to:

SiM Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

By Wire
Submit your completed application (and other required documents). An account will be established for you and you will be contacted with the account number.

Instruct your financial institution to wire your money using the instructions found in this prospectus.

Call to notify us of your incoming wire Instruct your financial institution to wire your money using the instructions found in this prospectus.
By Telephone	Not accepted for initial purchases
If your account has been open for at least 15 days and you have telephone purchase privileges on the account, you may purchase additional shares in the amount of $100 or more using the bank account on record by calling 855-746-3863.

By Automatic Investment Plan	Not accepted for initial purchases
Complete the Automatic Investment Plan section of the application or submit a letter of instruction if your account was opened without this being done.

Attach a voided check to your application or letter of instruction.
Mail the completed application or letter and voided check.
Your purchase will be electronically debited from the bank account on record as directed in your request.

General Notes for Buying Shares
Unless purchased through a Financial Intermediary, all investments must be made by check, ACH, or wire.  All checks must be payable in U.S. dollars and drawn on U.S. financial institutions.  In the absence of the granting of an exception consistent with the Trust’s anti-money laundering procedures, the Fund does not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier’s checks in amounts less than $10,000, or traveler’s check).  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment.

Checks for all accounts, including individual, sole proprietorship, joint, Uniform Gift to Minors Act (“UGMA”) or Uniform Transfer to Minors Act (“UTMA”) accounts, the check must be made payable to “SiM Funds.”  A $25 charge may be imposed on any returned payment; you will also be responsible for any losses suffered by the Fund as a result.

Appendix C-3

ACH refers to the “Automated Clearing House” System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.  Your financial institution may charge you a fee for this service.  A $25 charge may be imposed on any rejected transfers; you will also be responsible for any losses suffered by the Fund as a result.

Wires instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us.  Your financial institution may charge you a fee for this service.

Purchase through Financial Intermediaries.  You may buy and sell shares of the Funds through certain financial intermediaries and their agents that have made arrangements with the Funds and are authorized to buy and sell shares of the Funds (collectively, “Financial Intermediaries”).  Your order will be priced based on a Fund’s NAV next computed after it is received by a Financial Intermediary.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Funds may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Funds, forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus.  If you transmit your order with these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced based on the Funds’ NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Purchase by Mail.  Follow the instructions outlined in the table above.  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposits in the mail or with such services, or receipt at the Transfer Agent’s post office box, do not constitute receipt by the Transfer Agent.

Purchase by Wire.  If you are making your first investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed Account Application via mail, overnight delivery or facsimile.  Upon receipt of your completed Account Application, an account will be established for you and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.  Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given.

For either initial or subsequent investments, prior to sending the wire, please call the Transfer Agent at 1-855-746-3863 to advise of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and account number so that your wire can be correctly applied.

Instruct your bank to send the wire to:
U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit: SiM Funds, [Insert Fund Name]
(Shareholder Name, Shareholder Account #)

Your bank may impose a fee for investments by wire.  Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing.  The Funds and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Funds at 1-855-746-3863.

Appendix C-4

Purchase by Telephone.  If your signed Account Application has been received by the Funds, your account has been open for at least 15 days and unless you declined telephone purchase privileges on your Account Application, you may purchase additional shares in the amount of $100 or more from your bank account upon request by telephoning the Transfer Agent toll free at 1-855-746-3863.  You may not make your initial purchase of a Fund’s shares by telephone.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m. Eastern time, shares will be purchased at the appropriate price next calculated.  For security reasons, requests by telephone may be recorded.

Automatic Investment Plan.  For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under the AIP, after you make your initial investment, you may authorize a Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $100 on a monthly or quarterly basis.  If you wish to enroll in the AIP, complete the “Automatic Investment Plan” section in the Account Application or call the Transfer Agent at 1-855-746-3863.  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.  The Funds may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent at least five days prior to the effective date.  A fee ($25) will be charged if your bank does not honor the AIP draft for any reason.

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call 1-855-746-3863 for additional information regarding the Funds’ AIP.

How to Sell Shares
Each Fund processes redemption orders received in good order, promptly.  Under normal circumstances, a Fund class will send redemption proceeds to you within 5 business days.  If a Fund class has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.

Selling Shares
Through a Financial Intermediary	Contact your Financial Intermediary
By Mail
•  Prepare a written request including:
•  Your name(s) and signature(s)
•  Your account number
•  The Fund name and class
•  The dollar amount or number of shares you want to sell
•  How and where to send the redemption proceeds
•  Obtain a signature guarantee (if required)
•  Obtain other documentation (if required)

Mail us your request and documentation.

By Wire
Wire redemptions are only available if your redemption is for $1,000 or more and you did not decline wire redemption privileges on your account application

Call us with your request
(unless you declined telephone redemption privileges on your account application) (See “By Telephone”) or

Mail us your request (See “By Mail”).

Appendix C-5

Selling Shares
By Telephone
Call us with your request (unless you declined telephone redemption privileges on your account application)

Provide the following information:
Your account number
Exact name(s) in which the account is registered
Additional form of identification

Redemption proceeds will be:
Mailed to you or Electronically credited to your account at the financial institution identified on your account application.

Systematically
Complete the systematic withdrawal program section of the application

Attach a voided check to your application

Mail us your completed application

Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application or sent by check to your address of record.

General Notes for Selling Shares
In general, orders to sell or “redeem” shares may be placed either directly with the Funds, the Transfer Agent or with your Financial Intermediary.  You may redeem part or all of a Fund’s shares at the next determined NAV after a Fund receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

Through a Financial Intermediary.  You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order by the Financial Intermediary.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

By Mail.  You may redeem Fund shares by simply sending a written request to the Transfer Agent.  Please provide the name of the Fund, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all shareholders whose names appear on the account registration.  Redemption requests will not become effective until all documents have been received in good form by the Fund.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Telephone or Wire Redemption.  You may redeem Fund shares by telephone unless you declined telephone redemption privileges on your Account Application.  You may also request telephone redemption privileges after your account is opened by calling the Transfer Agent at 1-855-746-3863.  A signature guarantee or a signature verification from a Signature Verification Program member or other acceptable form of authentication from a financial institution source will be required of shareholders in order to qualify for or to change telephone redemption privileges on an existing account.  If you have a retirement account, you may not redeem shares by telephone.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Transfer Agent by telephone, you may also mail the requests to the Funds at the address listed under “Contacting the Funds.”  Once a telephone transaction has been placed, it cannot be canceled or modified.

Appendix C-6

You may redeem up to $50,000 in shares by calling the Transfer Agent at 1-855-746-3863 prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Fund’s records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer via the ACH network to your pre-designated bank account.  The minimum amount that may be wired is $1,000.  You will not incur any charge when proceeds are sent via the ACH network; however, most ACH transfers require two days for the bank account to receive credit.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.

Prior to executing instructions received to redeem shares by telephone, the Funds will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Funds or their agents follow these procedures, they cannot be held liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized request.  The Funds may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

Systematic Withdrawal Program.  The Funds offer a Systematic Withdrawal Program (“SWP”) whereby shareholders or their representatives may request a redemption in a predetermined amount each month or calendar quarter.  Proceeds can be sent via check to the address on the account or proceeds can be sent by electronic funds transfer via the ACH network to a designated bank account.  To start this program, your account must have Fund shares with a value of at least $2,500, and the minimum amount that may be withdrawn each month or quarter is $100.  This program may be terminated or modified by a shareholder or a Fund at any time without charge or penalty.

A withdrawal under the SWP involves a redemption of Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call 1-855-746-3863 for additional information regarding the SWP.

Exchange Privileges
You may exchange your Fund shares of the same class for shares of certain other SiM Funds.  Be sure to confirm with the Transfer Agent that the Fund into which you exchange is available for sale in your state.  Not all Funds available for exchange may be available for purchase in your state.  Because exchanges are a sale and purchase of shares, they may have tax consequences.

Requirements.  You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number).  There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges.  You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application.  You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

Exchanging Shares
Through a Financial Intermediary	Contact your Financial Intermediary
By Mail
Prepare a written request including:

Your name(s) and signature(s)
Your account number
The names of each fund (and class) you are exchanging
The dollar amount or number of shares you want to sell (and exchange)
Open a new account and complete an account application if you are requesting different shareholder privileges
Mail us your request and documentation.

By Telephone
Call us with your request (unless you declined telephone redemption privileges on your account application)

Provide the following information:
Your account number
Exact name(s) in which account is registered
Additional form of identification.

Appendix C-7

Account and Transaction Polices

Tools to Combat Frequent Transactions.  The Funds are intended for long-term investors and do not accommodate frequent transactions.  Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt a Fund’s investment program and create additional transaction costs that are borne by all of a Fund’s shareholders.  The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  In addition, the Funds discourage excessive, short-term trading and other abusive trading practices and the Funds may use a variety of techniques to monitor trading activity and detect abusive trading practices.  These steps may include, among other things, monitoring trading activity or using fair value pricing when appropriate, under procedures as adopted by the Board when the Advisor determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Funds in their sole discretion.

In an effort to discourage abusive trading practices and minimize harm to a Fund and its shareholders, the Funds reserve the right, in their sole discretion, to reject any purchase order, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Advisor to be harmful to the Funds) and without prior notice.  The Funds may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect a Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Funds seek to exercise their judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, the Funds apply all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Funds receive purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Funds cannot always detect frequent trading.  However, the Funds will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Funds have entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Funds, at the Funds’ request, certain information relating to their customers investing in the Funds through non-disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Funds’ policies.  However, the Funds cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Funds’ ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Proceeds.  Proceeds will generally be sent no later than seven calendar days after a Fund receives your redemption request.  If elected on your account application, you may have the proceeds of the redemption request sent by check to your address of record, by wire to a pre-determined bank, or by electronic funds transfer via the ACH network to the bank account designated by you on your fund account application.  When proceeds are sent via the ACH network, the funds are usually available in your bank account in 2-3 business days.

Appendix C-8

Check Clearance.  The proceeds from a redemption request may be delayed up to 15 calendar days from the date of the receipt of a purchase check until the check clears.  If the check does not clear, you will be responsible for any losses suffered by the relevant Fund as well as a $25 service charge imposed by the Transfer Agent.  This delay can be avoided by purchasing shares by wire.

Suspension of Redemptions.  We may, as permitted by the Investment Company Act of 1940, temporarily suspend the right of redemption or postpone payments for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit.

Signature Guarantees.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  A signature guarantee of each owner is required in the following situations:

•	For all redemption requests in excess of $50,000;
•	If a change of address request has been received by the Transfer Agent within the last 15 days;
•	When requesting a change in ownership on your account; and
•	When redemption proceeds are payable or sent to any person, address or bank account not on record.

In addition to the situations described above, a Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Non-financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Verification Program member or other acceptable form of authentication from a financial institution source.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Customer Identification Program.  Please note that, in compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program.  As requested on the Account Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you do not supply the necessary information, the Transfer Agent may not be able to open your account.  Please contact the Transfer Agent at 1-855-746-3863 if you need additional assistance when completing your application.  If the Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, each Fund reserves the right to temporarily limit additional share purchases, close your account or take any other action they deem reasonable or required by law.

No Certificates.  The Funds do not issue share certificates.

Right to Reject Purchases.  Each Fund reserves the right to reject any purchase in whole or in part.  We may cease taking purchase orders for a Fund at any time when we believe that it is in the best interest of our current shareholders.  The purpose of such action is to limit increased Fund expenses incurred when certain investors buy and sell shares of a Fund for the short-term when the markets are highly volatile.

Redemption In-Kind.  The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund’s portfolio (a “redemption in-kind”).  It is not expected that a Fund would do so except during unusual market conditions.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Small Accounts.  To reduce our expenses, if the value of your account falls below $1,000 (excluding Qualified Retirement Accounts), the Fund may ask you to increase your balance.  If after 30 days, the account value is still below $1,000 (excluding Qualified Retirement Accounts), the applicable Fund may close your account and send you the proceeds.  The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account’s market value.  There are no minimum balance requirements for Qualified Retirement Accounts.

Appendix C-9

Householding.  In an effort to decrease costs, the Funds will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at 1-855-746-3863 to request individual copies of these documents.  The Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Confirmations.  If you purchase shares directly from any Fund, you will receive monthly statements detailing Fund balances and all transactions completed during the prior month and a confirmation of each transaction.  Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by monthly statement.  You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and monthly statements.

Class Comparison
The Funds have registered three classes of shares, but currently both Funds offer two classes of shares—Class A Shares and Class C Shares—each designed for specific investors.  The following is a summary of the differences between Class A Shares and Class C Shares for each of the Funds:

	Class A Shares	Class C Shares
Eligible Shareholder	Designed for retail investors	Designed for retail investors
			None
Initial Sales Charge	Investment Amount	Sales Charge as a % of Offering Price (2)
	Less than $50,000	5.50%
	$50,000 to $99,999	4.75%
	$100,000 to $249,999	3.75%
	$250,000 to $499,999	3.00%
	$500,000 to $1,000,000	2.00%
	$1,000,000 or more (2)	0.00%
	(1) Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.
	(2) Class A shares that are purchased at NAV in amounts of $500,000 or more may be assessed a 1.00% CDSC, if they are redeemed within twelve months from the date of purchase.
Contingent Deferred Sales Charge	None
If you sell (redeem) your Class C shares within twelve months of purchase, you will have to pay a CDSC of 1.00% which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.

Redemption/ Exchange Fee	None	None
Ongoing distribution (Rule 12b-1) fees	0.25% of the class’ average daily net assets for each Fund	1.00% of the class’ average daily net assets for each Fund

Appendix C-10

	Class A Shares	Class C Shares
Annual Expenses	Lower expense ratio than Class C Shares because Rule 12b-1 distribution/service fees of Class C Shares is higher than Class A Shares.	Higher expense ratio than Class A Shares because Rule 12b-1 distribution/service fee of Class C Shares is higher than Class A Shares.
Initial Minimum Investment	$2,500	$2,500

Rule 12b-1 Distribution Fees
The Trust has adopted a Rule 12b-1 plan under which a Fund is authorized to pay to the Distributor or such other entities as approved by the Board, as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to the percentage shown below of the average daily net assets of Class C Shares, as applicable.  The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Advisor, for any distribution service or activity designed to retain Fund shareholders.

	Class A Shares	Class C Shares
Balanced Income Fund	0.25%	1.00%
Equity Income Fund	0.25%	1.00%

Because each Fund pays distribution and shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Additional Payments to Dealers
In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Advisor or its affiliates may make additional payments (“Additional Payments”) to certain selling or shareholder servicing agents for the Fund, which include broker-dealers.  These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders.  These Additional Payments, which may be significant, are paid by the Advisor or its affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.  Such payments by such parties may create an incentive for these financial institutions to recommend that you purchase Fund shares.

In return for these Additional Payments, the Advisor expects to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments.  Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent’s clients (sometimes referred to as “Shelf Space”); access to the selling agent’s registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans.  In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund’s Transfer Agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds.  Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

Appendix C-11

Distributions
Each Fund declares distributions from net investment income at least annually.  Any net capital gain realized by the Funds will be distributed at least annually.  A Fund may make an additional payment of dividends or distributions if it deems it desirable at other times during any year.

All distributions of each Fund are reinvested in additional shares, unless you choose one of the following options:

(1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest dividends in additional Fund shares while receiving capital gain distributions in cash.

For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.  Shares become entitled to receive distributions on the day after the shares are issued.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current NAV and to reinvest all subsequent distributions.

Taxes
The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on a Fund’s distributions, regardless of whether you reinvest them or receive them in cash.  A Fund’s distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income.  A Fund’s distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares.  Distributions may also be subject to certain state and local taxes.  Some Fund distributions may also include nontaxable returns of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

A portion of a Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals at a maximum Federal tax rate of 15% (0% for individuals in lower tax brackets) through 2012.  A distribution is treated as qualified dividend income to the extent that a Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met by a Fund and the shareholder.  To the extent a Fund’s distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.  A Fund’s distributions of dividends that it receives from REITs generally do not constitute “qualified dividend income.”

Distributions of capital gain and distributions of net investment income reduce the NAV of a Fund’s shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.  You will recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares.  Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets.  Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange, and otherwise as short-term capital gain.  Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with respect to those shares.

A Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions and redemption proceeds otherwise payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding.  Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability, so long as you provide the required information or certification.  Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source.

Appendix C-12

After December 31 of each year, a Fund will mail you reports containing information about the income tax classification of distributions paid during the year.

Generally, you are not subject to Federal income tax on the Fund’s distributions of its tax-exempt interest income other than the Federal alternative minimum tax (“AMT”). Distributions from the Fund’s net investment income from other sources and net short-term capital gain, if any, generally will be taxable to you as ordinary income.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

Portfolio Holdings.  A description of each Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Funds’ SAI.

Policy on Prohibition of Foreign Shareholders.  Shares of the Funds have not been registered for sale outside of the United States.  Accordingly, the Funds require that all shareholders must be U.S. persons with a valid U.S. taxpayer identification number to open an account with the Funds.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.  The Funds reserve the right to close the account within 5 business days if clarifying information or documentation is not received.

Canceled or Failed Payments.  Each Fund accepts checks and ACH transfers at full value subject to collection.  If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled within 2 business days of bank notification.  You will be responsible for any actual losses or expenses incurred by a Fund or the Transfer Agent as a result of the cancellation, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.  Each Fund and its agents have the right to reject or cancel any purchase or exchange (purchase side only) due to nonpayment.

Lost Accounts.  The Transfer Agent may consider your account “lost” if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the Transfer Agent determines your new address.  When an account is “lost,” all distributions on the account will be reinvested in additional Fund shares.  In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the Transfer Agent may be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

Unclaimed Property.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws.

Appendix C-13

Appendix D

FINANCIAL HIGHLIGHTS

It is anticipated that following the Reorganization, the Equity Income Fund will be the accounting survivor of the Balanced Income Fund.  The following financial highlights tables are intended to help you understand the Balanced Income Fund’s financial performance for the period shown below compared to the financial performance of the Equity Income Fund for the period it has been in operations.  Certain information reflects financial results for a single Fund share outstanding for the entire period.  The total return presented in the table represents the rate that an investor would have earned on an investment in the Fund for the stated period (assuming reinvestment of all Fund distributions).  The information presented in the tables below for the fiscal period ended April 30, 2012 has been audited by Tait, Weller & Baker LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request.  The financial highlights tables on the following pages reflect selected per share data and ratios for a share outstanding of the Fund throughout each period.

SiM Dynamic Allocation Balanced Income Fund
	Class A	Class C
	June 21, 2011*	June 21, 2011*
	to	to
	April 30, 2012	April 30, 2012

Net asset value, beginning of period	$10.00	$10.00

Income from investment operations:
Net investment income+	0.21	0.05
Net realized and unrealized gain on investments	0.29	0.38
Total from investment operations	0.50	0.43

Less distributions:
From net investment income	(0.21)	(0.17)
Total distributions	(0.21)	(0.17)

Net asset value, end of period	$10.29	$10.26

Total return	5.23%‡	4.53%‡

Ratios/supplemental data
Net assets, end of period (thousands)	$9,623	$203

Ratio of expenses to average net assets:
Before expense reimbursement	4.84%†	4.49%†
After expense reimbursement	1.35%†	2.10%†

Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(0.99)%†	(1.84)%†
After expense reimbursement	2.50%†	0.55%†

Portfolio turnover rate	5.45%‡	5.45%‡

*	Commencement of operations.
‡	Not annualized.
†	Annualized.
+	Based on average shares outstanding.

Appendix D-1

SiM Dynamic Allocation Equity Income Fund
	Class A	Class C
	June 21, 2011*	June 21, 2011*
	to	to
	April 30, 2012	April 30, 2012

Net asset value, beginning of period	$10.00	$10.00

Income from investment operations:
Net investment income+	0.16	(0.01)
Net realized and unrealized gain on investments	0.30	0.40
Total from investment operations	0.46	0.39

Less distributions:
From net investment income	(0.08)	(0.08)
Total distributions	(0.08)	(0.08)

Net asset value, end of period	$10.38	$10.31

Total return	4.66%‡	3.99%‡

Ratios/supplemental data
Net assets, end of period (thousands)	$24,857	$398

Ratio of expenses to average net assets:
Before expense reimbursement	2.58%†	2.72%†
After expense reimbursement	1.35%†	2.10%†

Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	0.62%†	(0.76)%†
After expense reimbursement	1.85%†	(0.14)%†

Portfolio turnover rate	18.30%‡	18.30%‡

*	Commencement of operations.
‡	Not annualized.
†	Annualized.
+	Based on average shares outstanding.

Appendix D-2

PART B

STATEMENT OF ADDITIONAL INFORMATION

July 24, 2012

REORGANIZATION OF

SIM DYNAMIC ALLOCATION BALANCED INCOME FUND
A series of Advisors Series Trust

IN EXCHANGE FOR SHARES OF

SIM DYNAMIC ALLOCATION EQUITY INCOME FUND
A series of Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
Telephone:  1-866-724-5997

This Statement of Additional Information dated July 24, 2012 (the “SAI”) is not a prospectus.  An information statement/prospectus dated July 24, 2012 (the “information statement/prospectus”) related to the above referenced matter may be obtained from Advisors Series Trust (the “AST”), on behalf of the SiM Dynamic Allocation Equity Income Fund (the “Equity Income Fund”), by writing or calling AST at the address and telephone number shown above.  This SAI should be read in conjunction with such information statement/prospectus.

You should rely only on the information contained in this SAI and the information statement/prospectus.  AST has not authorized others to provide additional information.  This SAI is not an offer to sell securities in any state or jurisdiction where the offering cannot legally be made.

Table of Contents

1.	The Statement of Additional Information for the Balanced Income Fund and Equity Income Fund, dated June 21, 2011.

2.
The audited financial statements of the Balanced Income Fund and the Equity Income Fund contained in the Annual Report of the Balanced Income Fund and the Equity Income Fund for the fiscal year ended April 30, 2012.

3.	Pro Forma Financial Information.

Incorporation by Reference

The following documents are incorporated by reference into this SAI:

•
The Statement of Additional Information for the Balanced Income Fund, dated June 21, 2011, is incorporated by reference to Post-Effective Amendment No. 369 to AST’s Registration Statement on Form N-1A (File No. 811-07959), filed with the SEC on June 14, 2011.

•
The Statement of Additional Information for the Equity Income Fund, dated June 21, 2011, is incorporated by reference to Post-Effective Amendment No. 369 to AST’s Registration Statement on Form N-1A (File No. 811-07959), filed with the SEC on June 14, 2011.

•
The audited financial statements of the Balanced Income Fund and the Equity Income Fund dated April 30, 2012 are incorporated by reference to the Annual Report of the Balanced Income Fund and the Equity Income Fund for the fiscal year ended April 30, 2012, filed on Form N-CSR (File No. 811-07959) with the SEC on July 9, 2012.

Part B-1

PRO FORMA FINANCIAL INFORMATION

The unaudited pro forma information provided herein should be read in conjunction with the annual reports to shareholders, for the year ended April 30, 2012, for the Balanced Income Fund (the “Acquired Fund”) and the year ended April 30, 2012, for the Equity Income Fund (the “Acquiring Fund”).

On June 11-12, 2012, the Funds’ Board of Trustees approved a plan of reorganization (the “Reorganization”) whereby the Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for Class A or Class C Shares, as appropriate, of the Acquiring Fund.  Shareholders of the Acquired Fund would receive Class A or Class C Shares, as appropriate, equivalent in value to their investments in the Acquired Fund at the time of the Reorganization, and the Acquired Fund then would be dissolved.  These events would happen on a single day, which is currently expected to be August 24, 2012.

As of April 30, 2012, the net assets of: (1) the Acquired Fund were $9,825,785 and (2) the Acquiring Fund were $25,255,194.  The net assets of the combined fund as of April 30, 2012 would have been $35,080,979.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts and shareholder reporting.  Marketing and distribution expenses are allocated to each class of shares based on a method approved by the Board of Trustees.  Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

The unaudited pro forma information set forth below for the period ended April 30, 2012, is intended to present financial information as if the acquisition of the Acquired Fund by the Acquiring Fund had been consummated at April 30, 2012, the Funds’ fiscal year end and date of the most recently issued audited financial statements.  The information set forth below reflects adjustments made to expenses due to the elimination of duplicate services that would not have occurred if the Reorganization had taken place on the first day of the period described above.  The pro forma information has been derived from the books and records of the Funds utilized in calculating daily net asset value for the Funds and conforms to generally accepted accounting principles for U.S. mutual funds.  SiM, not the Funds, will bear the expenses incurred in the Reorganization, including the preparation and mailing costs of the Acquired Fund, and audit and legal fees of both Funds.

On a pro forma basis for the period ended April 30, 2012, the proposed Reorganization would have resulted in the following approximate changes to expenses:

Pro Forma Adjustments
EXPENSES
Investment advisor fees	--
Administration, accounting, and transfer agent fees	($112,965)
Distribution fees:
Class A Shares	--
Class C Shares	--
Custodian fees	(6,022)
Registration fees	(29,510)
Professional fees	(16,540)
Trustees’ fees and expenses	(3,373)
Chief Compliance Officer fees	(10,389)
Reports to Shareholders	--
Miscellaneous expenses	(2,154)

Total Expenses	($180,953)

Fees waived and expenses reimbursed	--

Net Expenses	($180,953)

Part B-2

The actual expense ratios of the Funds for the twelve months ended April 30, 2012 were as follows.

	Acquiring Fund	Acquired Fund
Expense Ratio – Class A Shares	1.59%	1.60%
Expense Ratio – Class C Shares	2.34%	2.35%

The pro forma combined expense ratio for the twelve months ended would have been 1.59% for Class A Shares and 2.34% for Class C Shares.

The Acquiring Fund will be the surviving fund for accounting purposes.  The results of operations of the Acquiring Fund for pre-combination periods will not be restated.

No significant accounting policies (including valuation of portfolio securities or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended) will change as a result of the proposed Reorganization.

The Reorganization will be accounted for as a tax-free reorganization of investment companies. In a tax-free reorganization:

1.
No gain or loss is recognized by the Acquired Fund upon the transfer of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, or upon the distribution of the shares of the Acquiring Fund by the Acquired Fund to its shareholders in termination of the Acquired Fund.

2.	No gain or loss is recognized by the Acquired Fund shareholders upon the exchange of their shares of the Acquired Fund solely for shares of the Acquiring Fund pursuant to the Reorganization.
3.	The historical cost of investment securities generally is carried forward to the Acquiring Fund.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.  For tax purposes, at April 30, 2012, the Acquired Fund and Acquiring Fund had no capital loss carryforwards.

The Reorganization would impact the use of the Acquired Fund’s capital loss carryforwards, all of which at the current time are subject to the eight taxable year expiration referred to above, in the following manner: (1) the carryforwards would benefit the shareholders of the combined Fund, rather than only the shareholders of the Acquired Fund; (2) the amount of the carryforwards that could be utilized in any taxable year would equal the long-term tax-exempt rate at such time, multiplied by the aggregate net asset value of the Acquired Fund at the time of the Reorganization, and this yearly limitation will be increased by any capital gains realized after the Reorganization on securities held by the Acquired Fund that had unrealized appreciation at the time of the Reorganization; and (3) any gains recognized after the Reorganization that are attributable to appreciation in the Acquired Fund’s portfolio at the time of the Reorganization would not be able to be offset by the capital loss carryforward of the Acquiring Fund.

The combination of the above-referenced limitations on the use of loss carryforwards may result in a significant portion of the Acquired Fund’s loss carryforwards expiring unused.  It should be noted that there would be no assurances that either Fund would be able to use such losses in the absence of the Reorganization.

The Reorganization would impact the use of the Acquiring Fund’s capital loss carryforwards in the following manner: (1) the shareholders of the combined Fund would benefit, rather than only the shareholders of the Acquiring Fund; and (2) subsequently recognized gains that are attributable to appreciation in the Acquiring Fund’s portfolio at the time of the Reorganization cannot be utilized against any capital loss carryforwards or losses recognized after the Reorganization that are attributable to depreciation in the Acquired Fund’s portfolio at the time of the Reorganization.

The capital loss carryforwards and limitations described above may change significantly between now and the Reorganization Closing Date, expected to be approximately August 24, 2012.  Further, the ability of each Fund to use these losses (even in the absence of the Reorganization) depends on factors other than loss limitations, such as the future realization of capital gains or losses.  The combination of these factors on the use of loss carryforwards may result in some portion of the loss carryforwards of either or both of the Funds expiring unused.

Part B-3

The Acquiring Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.  Management has analyzed the Fund’s tax positions taken for all open federal income tax years (December 31, 2011), and for the fiscal year ended April 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Part B-4

PART C

OTHER INFORMATION

Item 15.  Indemnification

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 16.  Exhibits

(1)	Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust’s Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by reference.

(2)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(3)	Voting Trust Agreements - Not applicable

(4)	Form of Agreement and Plan of Reorganization – Filed as Appendix A to Part A.

(5)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(6)
Investment Advisory Agreement dated June 21, 2011 between the Trust and Strategic Income Management, LLC, was previously filed with Post-Effective Amendment No. 369 to the Trust’s Registration Statement on Form N-1A on June 14, 2011, and is incorporated herein by reference.

(7)
Distribution Agreement dated June 2, 2011, was previously filed with Post-Effective Amendment No. 369 to the Trust’s Registration Statement on Form N-1A on June 14, 2011, and is incorporated herein by reference.

(8)	Bonus, profit or pension plans - Not applicable

(9)
Custody Agreement dated June 6, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(i)
Amendment to the Custody Agreement dated June 2, 2011 was previously filed with Post-Effective Amendment No. 369 to the Trust’s Registration Statement on Form N-1A on June 14, 2011, and is incorporated herein by reference.

(10)	Rule 12b-1 Plan and Rule 18f-3 Plan

(i)	Rule 12b-1 Plan, was previously filed with Post-Effective Amendment No. 369 to the Trust’s Registration Statement on Form N-1A on June 14, 2011, and is incorporated herein by reference.

(ii)	Rule 18f-3 Plan, was previously filed with Post-Effective Amendment No. 369 to the Trust’s Registration Statement on Form N-1A on June 14, 2011, and is incorporated herein by reference.

(11)
Opinion and Consent regarding the validity of shares to be issued by the Registrant is herein incorporated by reference from the Trust’s Registration Statement on Form N-14, filed with the SEC on June 21, 2012.

(12)	Opinion and Consent regarding certain tax matters – filed herewith.

(13)	Other Material Contracts

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated June 2, 2011 to the Fund Administration Servicing Agreement, was previously filed with Post-Effective Amendment No. 369 to the Trust’s Registration Statement on Form N-1A on June 14, 2011, and is incorporated herein by reference.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(B)
Amendment dated June 2, 2011 to the Transfer Agent Servicing Agreement, was previously filed with Post-Effective Amendment No. 369 to the Trust’s Registration Statement on Form N-1A on June 14, 2011, and is incorporated herein by reference.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated June 2, 2011 to the Fund Accounting Servicing Agreement, was previously filed with Post-Effective Amendment No. 369 to the Trust’s Registration Statement on Form N-1A on June 14, 2011, and is incorporated herein by reference.

(iv)
Operating Expenses Limitation Agreement dated June 21, 2011, was previously filed with Post-Effective Amendment No. 369 to the Trust’s Registration Statement on Form N-1A on June 14, 2011, and is incorporated herein by reference.

(14)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(15)	Not applicable

(16)	Powers of Attorney.

(i)
Power of Attorney (O’Connor, Rebhan, Redwine and Wofford) was previously filed with Post-Effective Amendment No. 275 to the Trust’s Registration Statement on Form N-1A on January 23, 2009, and is incorporated herein by reference.

(ii)
Power of Attorney (Diederich) dated January 6, 2011, was previously filed with Post-Effective Amendment No. 340 to the Trust’s Registration Statement on Form N-1A on January 14, 2011, and is incorporated herein by reference.

(17)	Other Exhibits

(i)
The Prospectus and Statement of Additional Information each dated June 21, 2011 of the SiM Dynamic Allocation Balanced Income Fund and SiM Dynamic Allocation Equity Income Fund, was previously filed with Post-Effective Amendment No. 369 to the Trust’s Registration Statement on Form N-1A on June 14, 2011, and is incorporated herein by reference.

(ii)
The Semi-Annual Report to Shareholders of the SiM Dynamic Allocation Balanced Income Fund and SiM Dynamic Allocation Equity Income Fund for the Period Ended October 31, 2011 was previously filed on the Trust’s Form N-CSR with the SEC on January 9, 2012 and is incorporated by reference.

(ii)
The Annual Report to Shareholders of the SiM Dynamic Allocation Balanced Income Fund and SiM Dynamic Allocation Equity Income Fund for the Period Ended April 30, 2012 was previously filed on the Trust’s Form N-CSR with the SEC on July 9, 2012 and is incorporated by reference.

Item 17.  Undertakings

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant undertakes to file an opinion of counsel supporting the tax consequences to shareholders discussed in the Prospectus in a post-effective amendment to this registration statement.

SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant has duly caused this Pre-Effective Amendment to the Registration Statement on Form N-14 to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 24th day of July, 2012.

Advisors Series Trust

By:   /s/ Douglas G. Hess
       Douglas G. Hess
       President

As required by the Securities Act of 1933, as amended, this Pre-Effective Amendment to the Registration Statement has been signed below on July 24, 2012 by the following persons in the capacities indicated:

Signature	Title	Date

Sallie P. Diederich*	Trustee	July 24, 2012
Sallie P. Diederich

Donald E. O’Connor*	Trustee	July 24, 2012
Donald E. O’Connor

George Rebhan*	Trustee	July 24, 2012
George Rebhan

George T. Wofford*	Trustee	July 24, 2012
George T. Wofford

Joe D. Redwine*	Trustee, Chairman and	July 24, 2012
Joe D. Redwine	Chief Executive Officer

/s/ Cheryl L. King	Treasurer and	July 24, 2012
Cheryl L. King	Principal Financial Officer

/s/ Douglas G. Hess	President and	July 24, 2012
Douglas G. Hess	Principal Executive Officer

*By: /s/ Douglas G. Hess		July 24, 2012
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit Number	Description

(12)	Opinion and Consent regarding certain tax matters
(14)	Consent of Independent Registered Public Accounting Firm